UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

Franklin Investors Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/12

Item 1. Schedule of Investments.

FIST N-Q PE 1/31/12

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited)

Franklin Adjustable U.S. Government Securities Fund		Principal Amount		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $34,260) 0.0%†				
[a]Travelers Mortgage Services Inc., 1998-5A, A, FRN, 2.53%, 12/25/18	$	33,681	$	33,645
Mortgage-Backed Securities 98.3%				
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 25.6%				
FHLMC, 1.947%, 4/01/36		14,602,281		15,329,611
FHLMC, 2.087%, 4/01/35		19,490,665		20,476,461
FHLMC, 2.095%, 9/01/35		22,871,017		23,866,918
FHLMC, 0.945% - 2.322%, 7/01/14 - 5/01/37		25,586,804		26,703,942
FHLMC, 2.325% - 2.375%, 11/01/18 - 1/01/37		25,576,537		26,811,104
FHLMC, 2.375% - 2.452%, 4/01/18 - 12/01/36		25,279,560		26,682,142
FHLMC, 2.459%, 9/01/36		14,280,095		15,094,888
FHLMC, 2.466%, 12/01/35		20,566,377		21,737,210
FHLMC, 2.455% - 2.482%, 3/01/18 - 1/01/38		21,988,348		23,186,855
FHLMC, 2.483% - 2.50%, 2/01/23 - 11/01/36		24,405,514		25,777,637
FHLMC, 2.505%, 11/01/35		16,206,480		17,164,974
FHLMC, 2.516%, 6/01/35		12,344,661		13,097,830
FHLMC, 2.50% - 2.54%, 8/01/18 - 6/01/37		23,796,704		25,195,625
FHLMC, 2.54% - 2.545%, 2/01/24 - 1/01/37		23,061,599		24,423,475
FHLMC, 2.569%, 2/01/36		12,507,344		13,194,521
FHLMC, 2.547% - 2.575%, 8/01/31 - 11/01/36		22,109,497		23,464,095
FHLMC, 2.599%, 11/01/37		23,268,128		24,621,065
FHLMC, 2.599%, 9/01/38		17,291,852		18,374,541
FHLMC, 2.575% - 2.621%, 4/01/24 - 3/01/38		22,424,884		23,754,051
FHLMC, 2.621% - 2.697%, 7/01/18 - 3/01/38		21,815,462		23,105,668
FHLMC, 2.709%, 9/01/37		25,676,078		27,356,157
FHLMC, 2.698% - 2.715%, 7/01/26 - 4/01/37		24,821,668		26,407,816
FHLMC, 2.717%, 6/01/37		27,429,926		29,183,279
FHLMC, 2.72% - 2.75%, 11/01/23 - 12/01/37		18,827,168		19,899,782
FHLMC, 2.757% - 2.907%, 11/01/17 - 6/01/38		25,240,832		26,698,949
FHLMC, 2.927%, 1/01/37		21,392,410		22,745,630
FHLMC, 2.915% - 3.40%, 11/01/17 - 6/01/38		23,408,687		24,562,453
FHLMC, 3.407%, 11/01/36		17,687,804		18,742,872
FHLMC, 3.402% - 4.327%, 9/01/17 - 9/01/37		19,728,461		20,833,340
FHLMC, 5.419%, 3/01/37		13,045,955		13,870,845
FHLMC, 4.342% - 7.516%, 5/01/15 - 8/01/38		22,136,467		23,368,109
				685,731,845
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 71.9%				
FNMA, 1.245% - 1.82%, 12/01/15 - 10/01/44		25,905,362		26,497,039
FNMA, 1.82% - 1.979%, 7/01/14 - 1/01/37		24,575,061		25,431,335
FNMA, 2.002%, 3/01/35		14,597,353		15,248,072
FNMA, 2.041%, 5/01/35		13,964,443		14,744,413
FNMA, 1.981% - 2.064%, 6/01/14 - 6/01/37		24,222,972		25,488,143
FNMA, 2.065%, 12/01/34		28,984,755		30,457,887
FNMA, 2.118%, 1/01/35		12,741,544		13,389,321
FNMA, 2.068% - 2.135%, 12/01/17 - 1/01/37		25,201,768		26,343,622
FNMA, 2.135% - 2.17%, 1/01/19 - 5/01/36		21,994,139		23,071,330
FNMA, 2.171% - 2.183%, 3/01/19 - 1/01/36		23,300,299		24,434,306
FNMA, 2.195%, 1/01/36		16,392,105		17,135,938
FNMA, 2.185% - 2.20%, 1/01/19 - 5/01/36		23,725,533		24,922,044
FNMA, 2.203% - 2.217%, 11/01/17 - 4/01/36		25,455,609		26,717,198
FNMA, 2.218% - 2.237%, 3/01/18 - 11/01/35		15,239,173		16,001,512
FNMA, 2.238% - 2.266%, 12/01/19 - 1/01/38		25,377,378		26,630,322
FNMA, 2.271%, 2/01/36		23,766,022		24,979,159
FNMA, 2.266% - 2.295%, 9/01/19 - 1/01/36		25,182,402		26,474,159
FNMA, 2.296% - 2.323%, 11/01/19 - 9/01/39		23,231,160		24,462,920
FNMA, 2.336%, 8/01/36		12,387,417		13,006,053
FNMA, 2.34%, 1/01/36		24,541,922		25,906,140
FNMA, 2.323% - 2.34%, 2/01/18 - 4/01/38		24,622,712		25,853,223
FNMA, 2.345%, 11/01/33		22,754,214		24,043,207
FNMA, 2.34% - 2.351%, 9/01/15 - 9/01/36		25,069,165		26,432,708

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

tRounds to less than 0.1% of net assets.
'The coupon rate shown represents the rate at period end.
bNon-income producing.
'The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

FRN - Floating Rate Note

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited)

Franklin Balanced Fund	Country	Shares		Value
Common Stocks 50.7%				
Consumer Discretionary 3.3%				
Comcast Corp., A	United States	175,000	$	4,653,250
Lowe's Cos. Inc.	United States	50,000		1,341,500
NIKE Inc., B	United States	30,000		3,119,700
Target Corp.	United States	70,000		3,556,700
				12,671,150
Consumer Staples 5.5%				
ConAgra Foods Inc.	United States	100,000		2,667,000
Diageo PLC, ADR	United Kingdom	40,000		3,543,600
Kellogg Co.	United States	80,000		3,961,600
PepsiCo Inc.	United States	70,000		4,596,900
The Procter & Gamble Co.	United States	50,000		3,152,000
Sysco Corp.	United States	110,000		3,312,100
				21,233,200
Energy 5.4%				
Chesapeake Energy Corp.	United States	200,000		4,226,000
Chevron Corp.	United States	40,000		4,123,200
ConocoPhillips	United States	60,000		4,092,600
Royal Dutch Shell PLC, A, ADR	United Kingdom	65,000		4,638,400
Schlumberger Ltd.	United States	50,000		3,758,500
				20,838,700
Financials 7.3%				
The Bank of New York Mellon Corp.	United States	150,000		3,019,500
[a]CIT Group Inc.	United States	120,000		4,576,800
JPMorgan Chase & Co.	United States	120,000		4,476,000
MetLife Inc.	United States	115,000		4,062,950
Northern Trust Corp.	United States	75,000		3,090,750
People's United Financial Inc.	United States	250,000		3,082,500
U.S. Bancorp	United States	125,000		3,527,500
Wells Fargo & Co.	United States	80,000		2,336,800
				28,172,800
Health Care 3.5%				
Abbott Laboratories	United States	45,000		2,436,750
Baxter International Inc.	United States	40,000		2,219,200
Johnson & Johnson	United States	55,000		3,625,050
Merck & Co. Inc.	United States	138,651		5,304,787
				13,585,787
Industrials 8.3%				
The Boeing Co.	United States	42,500		3,152,650
Caterpillar Inc.	United States	40,000		4,364,800
Emerson Electric Co.	United States	65,000		3,339,700
General Dynamics Corp.	United States	50,000		3,458,000
General Electric Co.	United States	300,000		5,613,000
Raytheon Co.	United States	75,000		3,599,250
United Parcel Service Inc., B	United States	60,000		4,539,000
United Technologies Corp.	United States	50,000		3,917,500
				31,983,900
Information Technology 5.5%				
Analog Devices Inc.	United States	100,000		3,913,000
Intel Corp.	United States	175,000		4,623,500
Microsoft Corp.	United States	110,000		3,248,300
Paychex Inc.	United States	160,000		5,040,000
Texas Instruments Inc.	United States	130,000		4,209,400
				21,034,200
Materials 5.8%				
Air Products and Chemicals Inc.	United States	50,000		4,401,500
The Dow Chemical Co.	United States	125,000		4,188,750

Quarterly Statement ofInvestments I See Notes to Statements ofInvestments.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

[b]Sigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18	Mexico	2,500,000	2,563,612
			3,943,223
Energy 4.0%			
[b]Arch Coal Inc., senior note, 144A, 7.25%, 6/15/21	United States	800,000	808,000
Chesapeake Energy Corp., senior note, 7.25%, 12/15/18	United States	1,000,000	1,077,500
[b]CNPC HK Overseas Capital Ltd., senior note, 144A, 5.95%, 4/28/41	China	2,000,000	2,289,900
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	900,000	952,974
[b]ENI SpA, senior note, 144A, 4.15%, 10/01/20	Italy	2,000,000	2,018,914
Ensco PLC, senior note, 4.70%, 3/15/21	United States	1,500,000	1,605,090
[b]Gaz Capital SA, senior note, 144A, 5.999%, 1/23/21	Russia	2,500,000	2,556,250
[b]Peabody Energy Corp., senior note, 144A, 6.25%, 11/15/21	United States	1,500,000	1,552,500
[b,c]Petroplus Finance Ltd., senior note, 144A, 7.00%, 5/01/17	Switzerland	1,250,000	375,000
SandRidge Energy Inc., senior note, 7.50%, 3/15/21	United States	2,200,000	2,244,000
			15,480,128
Financials 10.6%			
American International Group Inc., senior note, 4.25%, 9/15/14	United States	3,000,000	3,017,676
[b]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	2,000,000	2,015,650
Bank of America Corp.,			
4.50%, 4/01/15	United States	1,000,000	1,015,552
[d]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	725,000	721,382
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	500,000	528,577
[b]CIT Group Inc.,			
secured bond, 144A, 7.00%, 5/04/15	United States	2,400,000	2,415,000
secured note, 144A, 6.625%, 4/01/18	United States	700,000	752,500
Citigroup Inc., 4.75%, 5/19/15	United States	1,000,000	1,053,822
Digital Realty Trust LP, 5.875%, 2/01/20	United States	800,000	863,757
Duke Realty LP, senior note, 6.50%, 1/15/18	United States	585,000	671,176
General Electric Capital Corp., sub. note, 5.30%, 2/11/21	United States	1,200,000	1,308,715
The Goldman Sachs Group Inc., senior note, 7.50%, 2/15/19	United States	700,000	796,062
Healthcare Realty Trust Inc., senior note, 5.75%, 1/15/21	United States	2,000,000	2,075,106
HSBC Finance Corp., senior sub. bond, 6.676%, 1/15/21	United States	2,000,000	2,082,802
International Lease Finance Corp.,			
senior note, 8.625%, 9/15/15	United States	700,000	757,750
[b]senior secured note, 144A, 7.125%, 9/01/18	United States	800,000	880,000
[d]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual	United States	3,000,000	3,260,784
[b]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	1,600,000	1,670,722
Moody's Corp., senior note, 5.50%, 9/01/20	United States	1,000,000	1,068,424
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	1,500,000	1,483,886
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	2,200,000	2,326,797
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	2,000,000	2,145,812
Simon Property Group LP, senior note, 4.125%, 12/01/21	United States	2,500,000	2,693,767
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	1,500,000	1,547,484
[d,e]Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	500,000	443,765
Willis Group Holdings PLC, senior note, 5.75%, 3/15/21	United States	3,000,000	3,261,600
			40,858,568
Health Care 4.1%			
[b]Aristotle Holding Inc., senior note, 144A, 4.75%, 11/15/21	United States	2,500,000	2,652,742
Coventry Health Care Inc., 5.45%, 6/15/21	United States	2,000,000	2,243,028
Giant Funding Corp., senior secured note, 8.25%, 2/01/18	Spain	500,000	547,500
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	1,500,000	1,628,276
HCA Inc.,			
senior note, 7.50%, 2/15/22	United States	1,200,000	1,287,000
senior secured note, 6.50%, 2/15/20	United States	1,300,000	1,381,250
Medco Health Solutions Inc., senior note, 4.125%, 9/15/20	United States	1,500,000	1,522,358
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	1,000,000	1,052,703
Teva Pharmaceutical Finance IV BV, senior note, 3.65%, 11/10/21	Israel	2,500,000	2,652,097
Vanguard Health Holding Co. II LLC/Inc., senior note, 8.00%, 2/01/18	United States	900,000	947,250
			15,914,204
Industrials 0.7%			
[b]Aviation Capital Group, 144A, 7.125%, 10/15/20	United States	1,500,000	1,527,956

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trusfs Board of
Trustees. At January 31, 2012, the aggregate value of these securities was $59,870,683, representing 15.53% of net assets.
C Defaulted security or security for which income has been deemed uncollectible.
d Perpetual security with no stated maturity date.
e The coupon rate shown represents the rate at period end.
fThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
AGMC - Assured Guaranty Municipal Corp.
FICO Financing Corp.
FRN Floating Rate Note
GO General Obligation
NATL National Public Financial Guarantee Corp.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited)

Franklin Convertible Securities Fund	Shares		Value
Convertible Preferred Stocks 28.1%			
Consumer Discretionary 3.9%			
General Motors Co., 4.75%, cvt. pfd., B	488,300	$	19,561,298
Goodyear Tire & Rubber Co., 5.875%, cvt. pfd.	498,000		22,848,240
[a]Motors Liquidation Co., 1.50%, cvt. pfd., D	376,200		115,230
			42,524,768
Energy 5.6%			
Apache Corp., 6.00%, cvt. pfd.	350,900		20,250,439
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	18,500		18,297,036
Sandridge Energy Inc., 7.00%, cvt. pfd.	200,000		23,745,000
			62,292,475
Financials 6.4%			
Affiliated Managers Group Inc., 5.10%, cvt. pfd.	350,000		16,625,000
Citigroup Inc., 7.50%, cvt. pfd.	200,000		18,532,000
[a]Fannie Mae, 5.375%, cvt. pfd.	140		700,000
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.	580,000		11,959,600
MetLife Inc., 5.00%, cvt. pfd.	334,000		22,882,340
			70,698,940
Health Care 1.2%			
Tenet Healthcare Corp., 7.00%, cvt. pfd.	15,000		13,312,500
Industrials 4.8%			
Nielsen Holdings B.V., 6.25%, cvt. pfd.	180,000		10,158,750
Stanley Black & Decker Inc., 4.75%, cvt. pfd.	200,000		23,638,000
[b]Swift Transportation Co., 6.00%, cvt. pfd., 144A	1,600,000		19,188,000
			52,984,750
Materials 2.0%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd. (South Africa)	440,000		22,220,000
Utilities 4.2%			
Great Plains Energy Inc., 12.00%, cvt. pfd.	388,200		24,650,700
PPL Corp., 8.75%, cvt. pfd.	150,000		7,893,000
PPL Corp., 9.50%, cvt. pfd.	250,000		13,580,000
			46,123,700
Total Convertible Preferred Stocks (Cost $329,564,649)			310,157,133
	Principal Amount		
Convertible Bonds 69.6%			
Consumer Discretionary 8.0%			
Coinstar Inc., cvt., senior note, 4.00%, 9/01/14	17,000,000		23,353,750
[b]Iconix Brand Group Inc., cvt., senior sub. note, 144A, 2.50%, 6/01/16	18,500,000		18,315,000
International Game Technology, cvt., senior note, 3.25%, 5/01/14	21,200,000		24,327,000
Liberty Media Corp., cvt., senior deb., B, 3.25%, 3/15/31	10,000,000		8,525,000
MGM Resorts International, cvt., senior note, 4.25%, 4/15/15	13,000,000		13,780,000
			88,300,750
Energy 2.7%			
Helix Energy Solutions Group, cvt., senior note, 3.25%, 12/15/25	10,000,000		10,087,500
[b]James River Coal Co., cvt., senior note, 144A, 3.125%, 3/15/18	12,500,000		7,140,625
Peabody Energy Corp., cvt., junior sub. bond, 4.75%, 12/15/66	12,500,000		12,859,375
			30,087,500
Financials 3.0%			
[b]Forest City Enterprises Inc., cvt., senior note, 144A, 4.25%, 8/15/18	22,500,000		20,868,750
Leucadia National Corp., cvt., senior sub. note, 3.75%, 4/15/14	3,600,000		4,761,000
[c]MF Global Holdings Ltd., cvt., senior note, 1.875%, 2/01/16	25,000,000		7,312,500
			32,942,250
Health Care 16.6%			
[b]Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13	15,000,000		15,543,750
Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%, 4/23/17	10,300,000		19,080,750

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited)

Franklin Equity Income Fund	Country	Shares		Value
Common Stocks 81.9%				
Consumer Discretionary 8.0%				
Comcast Corp., A	United States	600,960	$	15,979,526
Limited Brands Inc.	United States	471,000		19,716,060
Lowe's Cos. Inc.	United States	600,000		16,098,000
NIKE Inc., B	United States	303,400		31,550,566
Target Corp.	United States	453,900		23,062,659
				106,406,811
Consumer Staples 6.8%				
The Coca-Cola Co.	United States	214,800		14,505,444
Diageo PLC, ADR	United Kingdom	227,200		20,127,648
PepsiCo Inc.	United States	370,000		24,297,900
The Procter & Gamble Co.	United States	237,700		14,984,608
Unilever NV, N.Y. shs.	Netherlands	488,700		16,298,145
				90,213,745
Energy 9.4%				
Chevron Corp.	United States	240,500		24,790,740
ConocoPhillips	United States	279,300		19,051,053
Exxon Mobil Corp.	United States	240,834		20,167,439
Royal Dutch Shell PLC, A, ADR	United Kingdom	350,000		24,976,000
Schlumberger Ltd.	United States	212,900		16,003,693
Spectra Energy Corp.	United States	654,000		20,594,460
				125,583,385
Financials 12.3%				
Aflac Inc.	United States	536,200		25,860,926
Bank of America Corp.	United States	974,700		6,949,611
BlackRock Inc.	United States	116,800		21,257,600
JPMorgan Chase & Co.	United States	591,700		22,070,410
Marsh & McLennan Cos. Inc.	United States	497,700		15,722,343
People's United Financial Inc.	United States	1,200,000		14,796,000
QBE Insurance Group Ltd.	Australia	1,350,000		16,422,467
T. Rowe Price Group Inc.	United States	347,800		20,116,752
Wells Fargo & Co.	United States	725,000		21,177,250
				164,373,359
Health Care 7.6%				
Abbott Laboratories	United States	275,000		14,891,250
Johnson & Johnson	United States	332,000		21,882,120
Merck & Co. Inc.	United States	688,495		26,341,819
Pfizer Inc.	United States	979,300		20,957,020
Roche Holding AG	Switzerland	100,000		16,929,262
				101,001,471
Industrials 14.8%				
3M Co.	United States	237,400		20,584,954
The Boeing Co.	United States	159,300		11,816,874
Caterpillar Inc.	United States	192,300		20,983,776
Emerson Electric Co.	United States	500,000		25,690,000
General Dynamics Corp.	United States	272,000		18,811,520
General Electric Co.	United States	1,500,000		28,065,000
Honeywell International Inc.	United States	290,000		16,831,600
J.B. Hunt Transport Services Inc.	United States	282,800		14,442,596
Republic Services Inc.	United States	600,100		17,570,928
United Parcel Service Inc., B	United States	306,600		23,194,290
				197,991,538
Information Technology 10.9%				
Intel Corp.	United States	1,200,000		31,704,000
International Business Machines Corp.	United States	139,900		26,944,740
Microchip Technology Inc.	United States	670,000		24,729,700
Microsoft Corp.	United States	750,000		22,147,500
Paychex Inc.	United States	629,100		19,816,650

Quarterly Statement ofInvestments I See Notes to Statements ofInvestments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Xerox Corp.	United States	2,565,200	19,880,300
			145,222,890
Materials 4.1%			
E. I. du Pont de Nemours and Co.	United States	434,800	22,126,972
Freeport-McMoRan Copper & Gold Inc., B	United States	351,128	16,225,625
LyondellBasell Industries NV, A	United States	377,100	16,253,010
			54,605,607
Telecommunication Services 2.8%			
AT&T Inc.	United States	634,410	18,657,998
Vodafone Group PLC, ADR	United Kingdom	697,600	18,897,984
			37,555,982
Utilities 5.2%			
Progress Energy Inc.	United States	350,000	19,015,500
Sempra Energy	United States	400,000	22,760,000
The Southern Co.	United States	604,000	27,518,240
			69,293,740
Total Common Stocks (Cost $930,837,368)			1,092,248,528
Equity-Linked Securities 5.2%			
Energy 2.5%			
Credit Suisse AG into Halliburton Co., 8.00%	United States	450,000	17,503,965
[a] Morgan Stanley into BP PLC, 8.00%, 144A	United Kingdom	350,000	16,005,185
			33,509,150
Information Technology 2.7%			
[a] Goldman Sachs Group Inc. into Cisco Systems Inc., 5.00%, 144A	United States	1,200,000	23,586,600
[a] Morgan Stanley into Apple Inc., 7.50%, 144A	United States	30,000	12,064,035
			35,650,635
Total Equity-Linked Securities (Cost $77,047,700)			69,159,785
Convertible Preferred Stocks 8.7%			
Consumer Discretionary 1.1%			
General Motors Co., 4.75%, cvt. pfd., B	United States	360,300	14,433,618
Energy 1.2%			
[a] Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	16,000	15,824,464
Financials 4.3%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	18,000	16,586,460
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.	United States	253,000	5,216,860
MetLife Inc., 5.00%, cvt. pfd.	United States	310,000	21,238,100
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	12,500	13,718,750
			56,760,170
Health Care 0.4%			
Tenet Healthcare Corp., 7.00%, cvt. pfd.	United States	6,600	5,857,500
Materials 0.8%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	220,000	11,110,000
Utilities 0.9%			
Great Plains Energy Inc., 12.00%, cvt. pfd.	United States	200,000	12,700,000
Total Convertible Preferred Stocks (Cost $117,480,834)			116,685,752
Preferred Stocks (Cost $15,634,990) 0.1%			
Financials 0.1%			
[a] Fannie Mae, 8.25%, pfd.	United States	625,000	906,250
		Principal Amount	
Convertible Bonds (Cost $5,250,000) 0.4%			
Materials 0.4%			
ArcelorMittal, cvt., senior note, 5.00%, 5/15/14	Luxembourg	5,250,000	5,715,938
Total Investments before Short Term Investments (Cost $1,146,250,892)			1,284,716,253
		Shares	
Short Term Investments (Cost $46,937,274) 3.5%			
Money Market Funds 3.5%			
[b,c] Institutional Fiduciary Trust Money Market Portfolio	United States	46,937,274	46,937,274

Quarterly Statement ofInvestments I See Notes Statements ofInvestments.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Cumulus Media Holdings Inc.,			
Second Lien Term Loan, 7.50%, 9/16/19	United States	20,450,000	20,360,531
Term Loan, 5.75%, 9/16/18	United States	17,130,000	17,177,467
Entercom Radio LLC, Term B Loan, 6.25% - 7.25%, 11/23/18	United States	10,733,440	10,762,957
[d]Gray Television Inc., Term Loan B, 3.80%, 12/31/14	United States	30,032,648	29,604,682
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	11,957,941	12,137,310
Lin Television Corp., Tranche B Term Loan, 5.00%, 12/21/18	United States	4,310,000	4,342,325
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	23,820,000	23,224,500
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.50%, 5/31/17	United States	13,571,800	13,300,364
Sinclair Television Group Inc.,			
[d]Freedom Incremental Tranche B Term Loan, 5.25%, 10/29/16	United States	3,617,450	3,634,542
New Tranche B Term Loan, 4.00%, 10/29/16	United States	7,196,472	7,198,005
Univision Communications Inc.,			
Extended First Lien Term Loan, 4.52%, 3/31/17	United States	14,715,784	13,878,824
Initial Term Loan, 2.27%, 9/29/14	United States	6,000,000	5,940,000
			186,690,140
Building Products 1.1%			
Goodman Global Inc.,			
Initial Term Loan, 5.75%, 10/28/16	United States	4,834,647	4,861,822
Second Lien Term Loan, 9.00%, 10/30/17	United States	7,636,364	7,701,754
Nortek Inc., Term Loan, 5.25% - 6.25%, 4/26/17	United States	11,639,111	11,522,720
			24,086,296
Cable & Satellite 1.5%			
AMC Networks Inc., Term B Loan, 4.00%, 12/31/18	United States	5,910,300	5,885,672
Bresnan Broadband Holdings LLC, Term Loan B, 4.50%, 12/14/17	United States	9,553,500	9,541,558
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-3, 2.021%, 3/29/16	United States	1,564,971	1,555,516
[d]Kabel Deutschland Vertrieb und Service GmbH, Term Loan F, 5.50%, 2/01/19	Germany	4,790,000	4,798,382
Mediacom LLC, Tranche D, 5.50%, 3/31/17	United States	3,160,515	3,144,713
UPC Financing Partnership, Term Loan N, 2.05%, 12/31/14	Netherlands	6,524,675	6,394,181
			31,320,022
Casinos & Gaming 4.3%			
Caesars Entertainment Operating Co. Inc.,			
Term Loan B-2, 3.276%, 1/28/15	United States	19,800,000	17,901,319
Term Loan B-3, 3.276% - 3.579%, 1/28/15	United States	5,892,660	5,326,547
Term Loan B-4, 9.50%, 10/31/16	United States	20,360,049	20,781,787
CCM Merger Inc. (MotorCity Casino), Term Loan, 7.00%, 3/01/17	United States	7,099,819	7,095,382
Isle of Capri Casinos Inc., Term Loan, 4.75%, 3/25/17	United States	2,496,463	2,500,103
Las Vegas Sands LLC,			
Delayed Draw I Term Loan, 1.93%, 5/23/14	United States	3,653,472	3,595,108
Extended Delayed Draw I Term Loan, 2.93%, 11/23/16	United States	161,869	158,025
Extended Delayed Draw II Term Loan, 2.93%, 11/23/15	United States	454,068	441,770
Extended Term Loan B, 2.93%, 11/23/16	United States	3,035,732	2,961,254
Term Loan B, 1.93%, 5/23/14	United States	21,053,950	20,717,613
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	United States	10,190,000	9,846,087
			91,324,995
Commercial Printing 0.3%			
Cenveo Corp., Term Loan B, 6.25%, 12/21/16	United States	6,674,063	6,682,406
Commodity Chemicals 0.7%			
[d]Trinseo Materials Operating SCA, Term Loan B, 6.00%, 8/02/17	Luxembourg	17,284,436	15,815,258
Communications Equipment 1.0%			
Avaya Inc., Term Loan B-1, 3.256%, 10/26/14	United States	13,559,135	13,163,140
CommScope Inc., Term Loan B, 5.00%, 1/14/18	United States	5,610,585	5,624,612
[d]Mitel Networks Corp.,			
First Lien Term Loan, 5.50%, 8/16/14	Canada	1,466,667	1,430,000
Second Lien Term Loan, 9.25%, 8/16/15	Canada	1,112,678	1,043,135
			21,260,887
Consumer Finance 0.2%			
MoneyGram Payment Systems Worldwide Inc., Term Loan, 4.50%, 11/18/17	United States	4,874,786	4,856,506
Data Processing & Outsourced Services 2.6%			
EVERTEC Inc., Term B-1 Loan, 5.25%, 9/30/16	Puerto Rico	1,844,756	1,828,614
Fidelity National Information Services Inc.,			
Term A-2 Loans, 2.545% - 2.679%, 7/18/14	United States	5,313,714	5,311,498

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Term B Loan, 4.25%, 7/18/16	United States	7,693,685	7,748,118
First Data Corp.,			
Term Loan B-1, 3.027%, 9/24/14	United States	2,965,179	2,814,225
Term Loan B-2, 3.027%, 9/24/14	United States	4,568,682	4,337,392
Term Loan B-3, 3.027%, 9/24/14	United States	4,457,080	4,231,440
SunGard Data Systems Inc.,			
Incremental Term B Loan, 3.773%, 2/28/14	United States	14,667,927	14,652,012
Tranche A U.S. Term Loan, 2.021% - 2.045%, 2/28/14	United States	42,353	41,930
Vantiv LLC (Fifth Third Processing), New Term B-1 Loan, 4.50%, 11/03/16	United States	8,549,191	8,570,564
Worldpay U.S. Inc., Facility B2A Loan, 5.25%, 10/13/17	United States	4,910,000	4,894,656
			54,430,449
Distributors 0.2%			
Helm Financial Corp., Term Loan, 6.25%, 6/01/17	United States	5,100,652	5,062,397
Diversified Support Services 1.8%			
ARAMARK Corp.,			
Synthetic L/C, 2.02%, 1/26/14	United States	424,948	421,685
Term Loan B, 2.454%, 1/26/14	United States	5,275,052	5,234,545
Brock Holdings III Inc., Tranche B Term Loan, 6.00%, 3/16/17	United States	9,175,875	9,082,969
Global Cash Access Inc., Term Loan, 7.00%, 3/01/16	United States	4,515,714	4,532,648
Interactive Data Corp., Term B Loans, 4.50%, 2/11/18	United States	6,101,481	6,097,667
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	6,087,189	6,084,601
Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16	United States	5,870,146	5,892,159
			37,346,274
Drug Retail 0.2%			
[d]Rite Aid Corp., Tranche 2 Term Loan, 2.02% - 2.05%, 6/04/14	United States	3,731,765	3,649,356
Education Services 1.3%			
Bright Horizons Family Solutions Inc., Tranche B Term Loan, 4.27% - 6.25%, 5/21/15	United States	13,496,028	13,462,287
Laureate Education Inc., Series 2018 Extended Term Loan, 5.25%, 6/16/18	United States	14,331,460	13,426,787
			26,889,074
Electric Utilities 0.4%			
Calpine Corp., Term Loan, 4.50%, 4/01/18	United States	8,704,673	8,650,895
Electronic Equipment & Instruments 0.3%			
Excelitas Technologies Corp., Term B Loan, 4.75%, 11/29/16	United States	6,943,131	6,717,479
Electronic Manufacturing Services 0.8%			
FCI USA,			
Term Loan B1, 3.66%, 11/01/13	United States	1,563,074	1,524,974
Term Loan B5B, 3.66%, 11/01/13	United States	1,563,074	1,524,974
Flextronics International USA Inc.,			
A-1-A Delayed Draw Term Loan, 2.52%, 10/01/14	United States	2,315,354	2,273,388
A-1-B Delayed Draw Term Loan, 2.52%, 10/01/14	United States	869,046	853,294
A-2 Delayed Draw Term Loan, 2.52%, 10/01/14	United States	5,291,707	5,195,795
A-3 Delayed Draw Term Loan, 2.545%, 10/01/14	United States	3,316,793	3,256,677
A Closing Date Loan, 2.52% - 2.545%, 10/01/14	United States	2,855,936	2,816,667
			17,445,769
Environmental & Facilities Services 0.8%			
EnergySolutions LLC, Term Loan B, 6.25%, 8/13/16	United States	14,422,127	14,422,127
EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.00%, 7/29/14	United States	2,414,269	2,378,055
			16,800,182
Food Distributors 0.5%			
JRD Holdings LLC, Term Loan, 2.53%, 7/02/14	United States	5,200,000	5,219,500
Pierre Foods Inc., Incremental Term Loan, 7.00%, 9/30/16	United States	6,186,924	6,175,323
			11,394,823
Food Retail 0.3%			
BJ's Wholesale Club Inc., Initial Loan, 7.00%, 9/30/18	United States	6,982,500	7,057,234
General Merchandise Stores 1.0%			
Dollar General Corp., Tranche B-1 Term Loan, 3.02% - 3.558%, 7/07/14	United States	20,575,000	20,649,461
Health Care Equipment 1.1%			
Carestream Health Inc., Term Loan, 5.00%, 2/25/17	United States	9,754,029	9,219,586
DJO Finance LLC, Term Loan B, 3.27%, 5/20/14	United States	9,170,916	8,941,643

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Kinetic Concepts Inc., Term B-2 Loan, 6.50%, 11/04/16	United States	5,850,000	5,875,594
			24,036,823
Health Care Facilities 3.1%			
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.52%, 7/25/14	United States	1,628,617	1,610,974
Term Loan, 2.52% - 2.773%, 7/25/14	United States	30,542,447	30,211,581
HCA Inc., Term Loan B-1, 2.52%, 11/18/13	United States	21,802,410	21,653,826
IASIS Healthcare LLC, Term B Loan, 5.00%, 5/03/18	United States	9,324,973	9,247,267
United Surgical Partners International Inc.,			
Delayed Draw Term Loan, 2.27%, 4/19/14	United States	742,166	731,343
Term Loan B, 2.27%, 4/19/14	United States	3,247,398	3,200,041
			66,655,032
Health Care Services 1.6%			
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18	United States	17,713,588	17,705,280
National Mentor Holdings Inc., Tranche B Term Loan, 7.00%, 2/09/17	United States	11,270,600	10,946,571
Rural/Metro Corp., Term Loan, 5.75%, 6/30/18	United States	5,512,300	5,434,207
			34,086,058
Health Care Supplies 0.3%			
Alere Inc., B Term Loan, 4.50% - 5.75%, 6/30/17	United States	5,595,975	5,547,010
Health Care Technology 0.3%			
MedAssets Inc., Term Loan, 5.25%, 11/16/16	United States	5,760,544	5,780,948
Home Improvement Retail 0.5%			
Harbor Freight Tools USA Inc., Tranche B Term Loan, 6.50%, 12/22/17	United States	10,782,666	10,883,754
Human Resource & Employment Services 0.4%			
Altegrity Inc.,			
Term Loan B, 3.029%, 2/21/15	United States	5,139,460	4,802,183
Tranche D Term Loan, 7.75%, 2/21/15	United States	3,584,024	3,572,078
			8,374,261
Industrial Conglomerates 1.0%			
Generac Power Systems Inc., Term Loan B, 2.795% - 3.081%, 11/09/13	United States	22,194,676	22,106,629
Industrial Machinery 3.2%			
Alliance Laundry Systems LLC, Term Loan, 6.25%, 9/30/16	United States	2,668,737	2,678,744
[d]Colfax Corp., Term B Loan, 5.75%, 9/12/18	United States	9,650,000	9,698,250
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	4,462,125	4,445,392
Husky Injection Molding Systems Ltd., Term Loan, 6.50%, 6/30/18	United States	14,626,500	14,708,774
Milacron LLC, Term Loan, 7.50%, 5/15/17	United States	5,450,250	5,463,876
Mold-Masters (2007) Ltd., U.S. Dollar Term Loan, 4.063%, 10/11/14	Canada	1,080,149	1,064,622
RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.563%, 7/22/13	United States	6,449,684	6,377,125
Tranche B-1 Term B Loan, 2.813% - 3.063%, 7/22/13	United States	5,737,202	5,703,141
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	11,548,291	11,389,502
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	United States	6,266,621	6,271,678
			67,801,104
Integrated Telecommunication Services 1.5%			
Alaska Communications Systems Holdings Inc., Term Loan B, 5.50%, 10/21/16	United States	6,534,000	6,094,915
[d]Genesys Telecom Holdings US, Inc., Term Loan, 7.50%, 1/30/19	United States	7,000,000	7,010,941
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	10,951,334	10,988,985
West Corp., Term Loan B-2, 2.645% - 2.904%, 10/24/13	United States	7,545,508	7,533,285
			31,628,126
Internet Software & Services 0.8%			
SSI Investments II Ltd. (SkillSoft), Term Loan, 6.50%, 5/26/17	United States	17,813,613	17,869,281
Leisure Facilities 1.8%			
24 Hour Fitness Worldwide Inc., Term Loan B, 7.50%, 4/22/16	United States	17,474,252	17,006,816
ClubCorp Club Operations Inc., Term B Loan, 6.00%, 11/30/16	United States	12,226,500	12,267,251
Town Sports International LLC, Initial Term Loan, 7.00%, 5/11/18	United States	10,114,000	10,139,285
			39,413,352
Life & Health Insurance 0.4%			
CNO Financial Group Inc., B-1 Loan, 6.25%, 9/30/16	United States	9,096,261	9,141,743
Life Sciences Tools & Services 1.5%			
inVentiv Health Inc., Term Loan B, 6.50%, 8/04/16	United States	18,189,876	17,632,811

Franklin Investors Securities Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Publishing 1.7%			
Dex Media East LLC, Term Loan B, 3.03% - 3.08%, 10/24/14	United States	877,439	420,440
Dex Media West LLC, Term Loan B, 7.25%, 10/24/14	United States	9,842,032	5,667,367
[e]Media General Inc., Term Loan, 6.75%, 3/29/13	United States	6,500,000	6,039,585
Newsday LLC, Floating Rate Term Loan, 6.822%, 8/01/13	United States	5,000,000	5,050,000
Postmedia Network Inc., Tranche C Term Loan, 6.25% - 7.25%, 7/13/16	Canada	4,210,798	4,168,690
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	30,306,119	11,419,528
Wenner Media LLC, Term Loan, 2.021%, 10/02/13	United States	3,256,655	3,158,956
			35,924,566
Real Estate Services 0.3%			
Brickman Group Holdings Inc., Tranche B Term Loan, 7.25%, 10/14/16	United States	6,715,867	6,770,433
Research & Consulting Services 0.2%			
Nielsen Finance LLC/Co. (VNU Inc.), Class A Dollar Term Loan, 2.295%, 8/09/13	United States	3,449,778	3,447,622
Restaurants 0.7%			
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	9,963,990	9,953,319
Denny's Inc., Term Loan, 5.25%, 9/30/16	United States	4,555,131	4,569,366
			14,522,685
Security & Alarm Services 0.3%			
Protection One Inc., Term Loan B, 6.00%, 6/04/16	United States	5,499,487	5,526,985
Specialized Consumer Services 1.1%			
Advantage Sales & Marketing Inc., Term Loan, 5.25%, 12/18/17	United States	3,890,103	3,871,431
Affinion Group Inc., Tranche B Term Loan, 5.00%, 10/09/16	United States	22,644,809	20,578,470
			24,449,901
Specialized Finance 1.8%			
FIG LLC (Fortress Investment Group), Term Loan, 5.75%, 10/07/15	United States	8,387,991	8,377,506
Springleaf Financial Funding Co., Initial Loan, 5.50%, 5/10/17	United States	25,360,000	23,701,025
TransUnion LLC/TransUnion FICO, Term Loan, 4.75%, 2/10/18	United States	5,838,143	5,860,036
			37,938,567
Specialty Chemicals 3.6%			
Chemtura Corp., Term Facility, 5.50%, 8/27/16	United States	6,050,000	6,110,500
Harko C.V. (OM Group Inc.), Dollar Term Loan B, 5.75%, 8/02/17	Netherlands	5,107,200	5,129,544
Houghton International Inc., B-1 Term Loan, 6.75%, 1/31/16	United States	8,538,153	8,570,171
Momentive Specialty Chemicals BV (Hexion),			
Tranche C-2B Term Loan, 4.375%, 5/03/15	United States	3,677,801	3,632,061
Tranche C-5B Term Loan, 4.375%, 5/03/15	United States	1,146,000	1,124,226
Momentive Specialty Chemicals Inc. (Hexion),			
Tranche C-1B Term Loan, 4.063%, 5/03/15	United States	8,083,792	7,983,254
Tranche C-4B Term Loan, 4.188%, 5/03/15	United States	1,178,881	1,157,661
Norit Holding BV, U.S. Dollar Term Loan, 6.75%, 7/08/17	Netherlands	8,438,571	8,491,312
Potters Holdings II LP,			
First Lien Term Loan, 6.00%, 5/06/17	United States	2,557,427	2,553,164
Second Lien Term Loan, 10.25%, 11/06/17	United States	9,663,664	9,671,714
PQ Corp., Term Loan, 3.52%, 7/30/14	United States	15,100,000	14,625,769
Taminco Global Chemical Corp., Dollar Term Loan, 7.25%, 2/15/19	United States	6,840,000	6,867,073
			75,916,449
Specialty Stores 4.0%			
99 Cents Only Stores, Initial Loans, 6.00%, 1/13/19	United States	7,940,000	7,997,565
Academy Ltd., Initial Term Loan, 6.00%, 8/03/18	United States	8,030,000	8,057,607
Amscan Holdings Inc., Term Loan B, 6.75%, 12/02/17	United States	11,534,183	11,541,392
Bass Pro Group LLC, Loans, 5.25%, 6/13/17	United States	9,696,263	9,692,219
Jo-Ann Stores Inc., Initial Loan, 4.75%, 3/18/18	United States	9,120,360	8,898,051
[e]Michaels Stores Inc., Term Loan B-1, 2.875%, 10/31/13	United States	10,900,000	10,888,195
Neiman Marcus Group Inc., Term Loan, 4.75%, 5/16/18	United States	13,770,000	13,552,930
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18	United States	3,442,745	3,459,959
Prestige Brands Inc., Term B Loans, 6.25%, 1/26/19	United States	5,113,397	5,145,355
Toys "R" Us-Delaware Inc., Term B-2 Loan, 5.25%, 5/25/18	United States	6,487,400	6,390,089
			85,623,362
Systems Software 0.2%			
Vertafore Inc., Term Loan, 5.25%, 7/29/16	United States	4,649,450	4,602,956
Tires & Rubber 0.6%			
[e]Goodyear Tire & Rubber Co., Second Lien Term Loan, 1.78%, 4/30/14	United States	13,193,508	12,904,900

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days.
C The coupon rate shown represents the rate at period end.
d A portion or all of the security purchased on a delayed delivery basis.
'The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Investors Securities Trust

Statement of Investments, January 31,2012 (unaudited) (continued)

At January 31,2012, the Fund had thefollavving credit default swap contract outstanding. See Note3.

bin U.S dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal tothe maximum pctential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
'Based on Standard and Poors (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThefund enters contracts to sell protection to create a long credit position. Performancetriggers include failure 10 payor bankruptcy of the underlying securities for traded index swaps.

ABBREVIATIONS

Selected Portfolio

BZWS - Barclays Bank PLC
DIP Debtor-in-Possession
FICO Financing Corp.
LlC Letter of Credit

Quarterly Statement ofInvestments I See Notes to Statements ofInvestments.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

FHLMC, 2.41%, 8/01/34	662,300	698,953
FHLMC, 2.415%, 9/01/35	137,420	145,668
FHLMC, 2.448%, 3/01/32	21,018	21,995
FHLMC, 2.477%, 10/01/35	3,313,224	3,506,482
FHLMC, 2.483%, 6/01/31 - 12/01/34	313,068	328,932
FHLMC, 2.50%, 9/01/34	980,584	1,037,996
[e]FHLMC, 2.505%, 2/01/37	353,288	367,309
[e]FHLMC, 2.51%, 6/01/37	173,175	180,048
FHLMC, 2.56%, 1/01/35	473,877	500,975
FHLMC, 2.574%, 7/01/37	270,141	289,650
FHLMC, 2.645%, 10/01/34	285,938	304,261
[e]FHLMC, 2.65%, 4/01/33	128,991	134,110
FHLMC, 2.693%, 7/01/35	3,513,022	3,705,924
FHLMC, 2.717%, 6/01/37	4,575,143	4,867,591
[e]FHLMC, 2.763%, 1/01/37	143,734	149,438
FHLMC, 2.908%, 11/01/27	276,004	278,456
FHLMC, 3.237%, 1/01/37	177,807	189,093
FHLMC, 3.441%, 4/01/37	1,442,764	1,527,009
FHLMC, 3.575%, 7/01/36	1,195,966	1,263,753
[e]FHLMC, 4.313%, 5/01/37	153,352	159,438
[e]FHLMC, 4.52%, 4/01/35	503,000	522,963
FHLMC, 5.051%, 7/01/35	845,125	893,224
FHLMC, 5.064%, 6/01/35	692,028	735,022
FHLMC, 5.682%, 8/01/37	882,851	941,589
		24,971,655
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.4%		
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23	3,879,701	4,166,681
FHLMC Gold 15 Year, 6.00%, 10/01/21	750,390	807,754
FHLMC Gold 15 Year, 6.00%, 10/01/23	6,617,572	7,104,847
FHLMC Gold 15 Year, 7.00%, 5/01/12 - 8/01/13	5,363	5,497
FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31	769,464	921,984
FHLMC Gold 30 Year, 9.50%, 3/01/21	13,570	13,932
		13,020,695
[b]**Federal National Mortgage Association (FNMA) Adjustable Rate 18.5%**		
[e]FNMA, 1.385%, 8/01/41	232,126	241,339
FNMA, 1.731%, 6/01/34	574,128	593,354
FNMA, 1.898%, 4/01/34	144,191	145,407
[e]FNMA, 1.90%, 4/01/35	127,525	132,586
FNMA, 1.917%, 11/01/32	1,842,381	1,912,679
FNMA, 1.922%, 3/01/33	1,021,607	1,054,816
FNMA, 1.938%, 8/01/34	2,445,559	2,545,895
[e]FNMA, 1.995%, 11/01/35	409,176	425,415
FNMA, 2.02%, 4/01/35	119,498	120,568
FNMA, 2.06%, 4/01/33	259,900	272,620
[e]FNMA, 2.098%, 1/01/35	128,192	133,280
FNMA, 2.118%, 1/01/35	6,607,176	6,943,083
[e]FNMA, 2.118%, 8/01/33	180,519	187,684
FNMA, 2.168%, 6/01/33	163,806	171,263
[e]FNMA, 2.195%, 8/01/34 - 3/01/35	482,436	493,098
FNMA, 2.206%, 7/01/34	1,603,252	1,692,680
FNMA, 2.234%, 9/01/38	222,138	233,248
FNMA, 2.243%, 2/01/35	425,512	444,236
FNMA, 2.271%, 2/01/36	11,229,292	11,802,492
FNMA, 2.29%, 3/01/34	133,905	135,075
FNMA, 2.30%, 12/01/34	281,955	294,614
[e]FNMA, 2.338%, 5/01/32	113,517	118,022
FNMA, 2.34%, 1/01/33	6,140	6,457
FNMA, 2.35%, 5/01/34	666,495	707,126
FNMA, 2.364%, 3/01/35	755,459	788,818
FNMA, 2.365%, 1/01/34	463,540	479,086
FNMA, 2.397%, 4/01/35	3,189,241	3,362,069
FNMA, 2.423%, 1/01/36	501,233	525,850
[e]FNMA, 2.432%, 4/01/32	159,455	165,783
FNMA, 2.456%, 4/01/36	314,289	329,747

Franklin Investors Securities Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

FNMA, 2.459%, 9/01/35	2,145,382	2,273,081
FNMA, 2.468%, 9/01/34	443,712	459,269
FNMA, 2.474%, 5/01/35	2,653,562	2,815,057
FNMA, 2.485%, 11/01/36	5,613,978	5,947,391
FNMA, 2.54%, 7/01/35	2,289,083	2,433,229
FNMA, 2.565%, 10/01/36	7,662,981	8,129,187
FNMA, 2.615%, 1/01/33	125,931	132,422
FNMA, 2.622%, 10/01/33	3,691,620	3,928,036
FNMA, 2.625%, 2/01/34	1,051,253	1,109,617
FNMA, 2.635%, 4/01/33	1,067,129	1,132,910
[c] FNMA, 2.637%, 2/01/35	320,373	342,018
FNMA, 2.659%, 6/01/35	16,494,182	17,534,325
FNMA, 2.679%, 2/01/36	4,614,089	4,865,197
FNMA, 2.726%, 4/01/36	10,316,715	10,986,960
[c] FNMA, 2.747%, 11/01/36	905,042	940,961
FNMA, 2.84%, 1/01/35	243,366	258,301
FNMA, 4.104%, 8/01/33	429,870	458,532
FNMA, 4.253%, 9/01/33	1,618,802	1,721,704
[c] FNMA, 6.199%, 6/01/37	178,749	185,843
		102,112,430
Federal National Mortgage Association (FNMA) Fixed Rate 8.4%		
FNMA 15 Year, 3.50%, 1/01/26	2,167,687	2,284,411
FNMA 15 Year, 4.50%, 5/01/16	9,660,924	10,724,842
FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19	258,506	277,724
FNMA 15 Year, 5.00%, 2/01/18 - 6/01/23	4,255,897	4,593,225
FNMA 15 Year, 5.50%, 8/01/15 - 1/01/25	9,185,141	9,894,605
FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17	986,574	1,060,581
FNMA 15 Year, 6.50%, 10/01/16	27,897	30,566
FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14	17,471	17,855
FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15	34,208	35,932
FNMA 30 Year, 5.00%, 3/01/38	3,921,593	4,238,921
FNMA 30 Year, 6.00%, 9/01/39	11,296,014	12,434,330
FNMA 30 Year, 6.50%, 8/01/38	595,915	669,724
FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20	71,341	79,731
FNMA 30 Year, 9.50%, 11/01/16 - 6/01/22	104,975	115,502
		46,457,949
Government National Mortgage Association (GNMA) Fixed Rate 0.5%		
GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14	130,392	142,848
GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14	40,262	41,521
GNMA I SF 30 Year, 5.00%, 3/15/39	990,971	1,099,241
GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33	358,560	401,473
GNMA I SF 30 Year, 6.00%, 3/15/33	122,321	138,731
GNMA I SF 30 Year, 8.00%, 11/15/16	37,895	38,915
GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17	187,555	195,047
GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31	311,290	374,452
GNMA II SF 30 Year, 9.00%, 8/20/16	32,749	33,183
GNMA II SF 30 Year, 9.50%, 6/20/16	42,940	44,488
		2,509,899
Total Mortgage-Backed Securities (Cost $184,609,501)		189,072,628
Total Investments before Short Term Investments (Cost $532,785,514)		542,017,641
	Shares	
Short Term Investments (Cost $10,207,084) 1.9%		
Money Market Funds 1.9%		
[d,e] Institutional Fiduciary Trust Money Market Portfolio	10,207,084	10,207,084

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Convertible Bonds (Cost $698,954) 0.1%			
Materials 0.1%			
[a]Cemex SAB de CV, cvt., sub. note, 144A, 3.25%, 3/15/16	Mexico	700,000	$ 573,125
Corporate Bonds 32.5%			
Automobiles & Components 0.9%			
Ford Motor Credit Co. LLC, senior note,			
8.00%, 6/01/14	United States	4,000,000	4,401,980
7.00%, 4/15/15	United States	1,200,000	1,323,000
Goodyear Tire & Rubber Co., senior note, 10.50%, 5/15/16	United States	600,000	660,000
[a]Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	700,000	709,961
			7,094,941
Banks 4.3%			
[a,b]Banco Bradesco SA/Cayman Islands, senior note, 144A, FRN, 2.561%, 5/16/14	Brazil	3,000,000	2,969,820
Bank of Nova Scotia, senior note, 2.05%, 10/07/15	Canada	2,000,000	2,028,414
Barclays Bank PLC, senior note, 5.20%, 7/10/14	United Kingdom	400,000	421,538
BB&T Corp., senior note, 5.70%, 4/30/14	United States	500,000	548,042
[b]BBVA U.S. Senior SAU, senior note, FRN, 2.586%, 5/16/14	Spain	3,000,000	2,875,335
Canadian Imperial Bank of Commerce, senior note, 1.45%, 9/13/13	Canada	1,000,000	1,010,478
[a]CIT Group Inc., secured bond, 144A, 7.00%,			
5/04/15	United States	1,000,000	1,006,250
5/02/16	United States	500,000	503,125
First Horizon National Corp., senior note, 5.375%, 12/15/15	United States	2,000,000	2,063,508
[a]HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	3,000,000	2,993,790
[a]Nordea Bank AB, senior note, 144A, 2.125%, 1/14/14	Sweden	1,500,000	1,491,908
PNC Funding Corp., senior note, 5.40%, 6/10/14	United States	750,000	816,007
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	1,000,000	1,055,000
[a]The Royal Bank of Scotland PLC, senior note, 144A, 4.875%, 8/25/14	United Kingdom	3,000,000	3,045,210
[a]Santander US Debt SA, senior note, 144A, 2.991%, 10/07/13	Spain	2,000,000	1,940,570
U.S. Bancorp, 1.375%, 9/13/13	United States	1,500,000	1,512,715
[b]U.S. Bank NA, sub. note, FRN, 3.778%, 4/29/20	United States	2,000,000	2,073,302
Wells Fargo & Co., senior note, 4.125%, 11/03/16	United States	2,000,000 EUR	2,803,936
Wells Fargo Bank NA, senior note, 6.00%, 5/23/13	United States	500,000 EUR	689,934
Western Corporate Federal Credit Union, senior note, 1.75%, 11/02/12	United States	2,000,000	2,024,714
			33,873,596
Capital Goods 0.3%			
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	300,000	348,012
John Deere Capital Corp., 5.25%, 10/01/12	United States	250,000	258,112
Raytheon Co., senior note, 1.625%, 10/15/15	United States	2,000,000	2,040,152
			2,646,276
Consumer Durables & Apparel 0.8%			
Centex Corp., senior note,			
5.45%, 8/15/12	United States	1,500,000	1,515,000
6.50%, 5/01/16	United States	1,000,000	1,055,000
KB Home, senior note, 6.25%, 6/15/15	United States	400,000	396,500
Toll Brothers Finance Corp., senior note, 4.95%, 3/15/14	United States	3,000,000	3,074,322
			6,040,822
Consumer Services 2.0%			
Harrah's Operating Co. Inc.,			
senior bond, 5.625%, 6/01/15	United States	3,000,000	1,965,000
senior note, 6.50%, 6/01/16	United States	2,000,000	1,052,500
[a,b]Hilton Worldwide Inc., senior bond, 144A, FRN, 4.957%, 11/15/13	United States	7,000,000	6,982,500
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	500,000	502,500
Sheraton Holding Corp., senior bond, 7.375%, 11/15/15	United States	2,000,000	2,290,000
[a]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	200,000	133,000
Wendy's International Inc., senior note, 6.20%, 6/15/14	United States	2,000,000	2,110,000
Yum! Brands Inc., senior note, 4.25%, 9/15/15	United States	750,000	815,422
			15,850,922
Diversified Financials 6.4%			
Ally Financial Inc., senior note, 4.50%, 2/11/14	United States	1,000,000	1,002,380

Quarterly Statement ofInvestments I See Notes to Statements ofInvestments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

American Express Credit Corp., senior note, 5.375%, 10/01/14	United States	1,000,000	GBP	1,675,956
Bank of America Corp., senior note,				
[b]FRN, 2.131%, 7/11/14	United States	3,700,000		3,543,668
L, 7.375%, 5/15/14	United States	500,000		539,793
[a]Banque Psa Finance, senior note, 144A, 3.375%, 4/04/14	France	2,000,000		1,945,000
Caterpillar Financial Services Corp., senior note, 1.375%, 5/20/14	United States	3,000,000		3,046,473
Citigroup Inc., senior note, 5.50%, 10/15/14	United States	1,500,000		1,614,931
Credit Suisse AG, 2.20%, 1/14/14	Switzerland	1,500,000		1,496,865
Deutsche Bank AG, senior note, 2.375%, 1/11/13	Germany	6,000,000		6,028,230
GE Capital Euro Funding, senior note, 4.875%, 3/06/13	United States	5,500,000	EUR	7,452,153
General Electric Capital Corp.,				
5.90%, 5/13/14	United States	500,000		553,305
senior note, 3.35%, 10/17/16	United States	2,000,000		2,113,440
The Goldman Sachs Group Inc.,				
5.125%, 1/15/15	United States	1,000,000		1,061,585
senior note, 3.625%, 8/01/12	United States	750,000		759,532
International Lease Finance Corp., senior note, 5.75%, 5/15/16	United States	500,000		493,551
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	2,000,000	EUR	2,071,624
JPMorgan Chase & Co.,				
2.05%, 1/24/14	United States	1,000,000		1,013,791
[b]FRN, 1.361%, 1/24/14	United States	1,500,000		1,496,646
senior note, 5.25%, 5/08/13	United States	2,750,000	EUR	3,749,199
senior note, 4.75%, 3/01/15	United States	750,000		809,623
Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13	United States	200,000		206,360
Morgan Stanley, senior note,				
3.45%, 11/02/15	United States	2,000,000		1,947,048
[b]FRN, 2.953%, 5/14/13	United States	750,000		747,134
[b]FRN, 0.883%, 1/09/14	United States	1,200,000		1,128,898
[b]FRN, 2.161%, 1/24/14	United States	1,000,000		962,477
[a]Pricoa Global Funding I, 144A, 5.45%, 6/11/14	United States	500,000		539,768
[a]Stone Street Trust, senior note, 144A, 5.902%, 12/15/15	United States	2,000,000		1,971,878
				49,971,308
Energy 2.8%				
Anadarko Petroleum Corp., senior note, 5.75%, 6/15/14	United States	1,000,000		1,079,653
[a]BG Energy Capital PLC, senior note, 144A, 2.875%, 10/15/16	United Kingdom	3,500,000		3,641,120
BP Capital Markets PLC, senior note, 3.625%, 5/08/14	United Kingdom	600,000		636,135
Canadian Natural Resources Ltd., senior note, 1.45%, 11/14/14	Canada	1,500,000		1,527,418
Chesapeake Energy Corp., senior note, 9.50%, 2/15/15	United States	1,800,000		2,034,000
[a]CNPC Overseas Capital Ltd., senior note, 144A, 3.125%, 4/28/16	China	2,000,000		2,088,592
Compagnie Generale de Geophysique-Veritas, senior note, 9.50%, 5/15/16	France	500,000		546,250
ConocoPhillips, 4.75%, 2/01/14	United States	100,000		108,332
Ensco PLC, senior note, 3.25%, 3/15/16	United States	2,000,000		2,082,470
[a]Gazprom, secured note, 144A, 7.51%, 7/31/13	Russia	100,000		107,251
Kinder Morgan Energy Partners LP, senior note, 3.50%, 3/01/16	United States	2,000,000		2,106,610
Petrohawk Energy Corp., senior note, 10.50%, 8/01/14	United States	500,000		558,125
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	United States	500,000		496,875
[a]Schlumberger Norge AS, 144A, 1.95%, 9/14/16	United States	2,500,000		2,544,570
Valero Energy Corp., senior note, 6.875%, 4/15/12	United States	1,500,000		1,517,555
[a]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	1,000,000		1,053,022
				22,127,978
Food & Staples Retailing 1.1%				
Safeway Inc., senior note, 3.40%, 12/01/16	United States	1,400,000		1,453,187
[a]Tesco PLC, senior note, 144A, 2.00%, 12/05/14	United Kingdom	3,800,000		3,856,183
Wal-Mart Stores Inc., 3.20%, 5/15/14	United States	500,000		531,859
[a]Wm. Wrigley Jr. Co., senior secured note, 144A, 3.05%, 6/28/13	United States	1,500,000		1,527,105
[a]Woolworths Ltd., senior note, 144A, 2.55%, 9/22/15	Australia	1,000,000		1,023,785
				8,392,119
Food, Beverage & Tobacco 1.6%				
Altria Group Inc., 7.75%, 2/06/14	United States	100,000		112,702
Bunge Ltd. Finance Corp., 4.10%, 3/15/16	United States	2,000,000		2,098,156
Corn Products International Inc., senior note, 3.20%, 11/01/15	United States	1,500,000		1,552,888
[b]Kraft Foods Inc, senior note, FRN, 1.456%, 7/10/13	United States	2,000,000		2,007,040
Lorillard Tobacco Co., senior note, 3.50%, 8/04/16	United States	3,000,000		3,078,276
[a,b]Refresco Group BV, senior secured sub. bond, 144A, FRN, 5.462%, 5/15/18	Netherlands	300,000	EUR	385,352

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

[a]SABMiller Holdings Inc., senior note, 144A, 1.85%, 1/15/15	United Kingdom	3,000,000		3,011,163
				12,245,577
Health Care Equipment & Services 0.3%				
CareFusion Corp., senior note, 5.125%, 8/01/14	United States	750,000		811,633
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	241,000		251,243
Medco Health Solutions Inc., senior note, 2.75%, 9/15/15	United States	1,500,000		1,527,462
				2,590,338
Household & Personal Products 0.4%				
The Procter & Gamble Co., senior note, 0.70%, 8/15/14	United States	3,000,000		3,021,144
Insurance 1.4%				
Berkshire Hathaway Finance Corp., senior note, 4.00%, 4/15/12	United States	400,000		402,521
[b]Berkshire Hathaway Inc., senior note, FRN, 1.157%, 8/15/14	United States	5,000,000		5,044,615
[a]Metropolitan Life Global Funding I,				
144A, 2.875%, 9/17/12	United States	500,000		506,472
senior note, 144A, 2.00%, 1/09/15	United States	5,000,000		5,054,190
senior secured note, 144A, 5.125%, 4/10/13	United States	250,000		262,114
				11,269,912
Materials 2.1%				
[a]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	400,000		457,117
[a]Cemex Finance LLC, senior secured note, 144A, 9.50%, 12/14/16	United States	500,000		456,250
The Dow Chemical Co., senior note, 4.85%, 8/15/12	United States	750,000		765,851
The Dow Jones Co., senior note, 2.50%, 2/15/16	United States	2,000,000		2,046,138
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	300,000		248,250
[a]Incitec Pivot Ltd., senior note, 144A, 4.00%, 12/07/15	Australia	2,000,000		2,050,950
[a]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	900,000		933,750
[c]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	500,000		327,500
[a]Reynolds Group Issuer Inc./LLC/SA, senior secured note, 144A, 8.75%, 10/15/16	United States	1,400,000		1,498,000
Rock-Tenn Co., senior secured bond, 5.625%, 3/15/13	United States	1,308,000		1,353,780
RPM International Inc., 6.25%, 12/15/13	United States	4,000,000		4,260,116
[a]Xstrata Canada Financial Corp., senior note, 144A, 2.85%, 11/10/14	Canada	2,000,000		2,040,440
				16,438,142
Media 1.4%				
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	700,000		810,250
DISH DBS Corp., senior note,				
7.75%, 5/31/15	United States	700,000		784,000
7.125%, 2/01/16	United States	500,000		551,250
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	5,000,000		5,168,750
The New York Times Co., senior note, 6.625%, 12/15/16	United States	2,000,000		2,035,000
Time Warner Inc., 3.15%, 7/15/15	United States	1,500,000		1,592,796
Viacom Inc., 4.375%, 9/15/14	United States	350,000		376,282
				11,318,328
Pharmaceuticals, Biotechnology & Life Sciences 2.3%				
Amgen Inc., senior note, 1.875%, 11/15/14	United States	2,000,000		2,039,924
[a]Aristotle Holding Inc., senior note, 144A, 2.75%, 11/21/14	United States	1,400,000		1,430,585
Celgene Corp., senior note, 2.45%, 10/15/15	United States	2,000,000		2,043,418
Gilead Sciences Inc., senior note, 2.40%, 12/01/14	United States	4,200,000		4,349,209
Life Technologies Corp., senior note, 3.50%, 1/15/16	United States	2,000,000		2,046,112
Sanofi-Aventis SA, senior note, 1.625%, 3/28/14	France	2,000,000		2,045,050
Teva Pharmaceutical Finance II BV/III LLC, senior note, 3.00%, 6/15/15	Netherland Antilles	1,500,000		1,589,325
Teva Pharmaceutical Finance IV LLC, senior note, 1.70%, 11/10/14	Israel	2,000,000		2,041,226
Watson Pharmaceuticals Inc., senior note, 5.00%, 8/15/14	United States	750,000		804,920
				18,389,769
Real Estate 0.3%				
[a]Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14	Australia	750,000		821,562
Duke Realty LP, senior note, 7.375%, 2/15/15	United States	400,000		448,890
[a]WEA Finance/WT Finance Australia, 144A, 5.75%, 9/02/15	United States	750,000		826,475
				2,096,927
Retailing 0.0%†				
[a,b]Edcon Pty. Ltd., senior secured note, 144A, FRN, 4.676%, 6/15/14	South Africa	200,000	EUR	213,212
Semiconductors & Semiconductor Equipment 0.0%†				
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	200,000		207,500

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

TransUnion LLC/TransUnion FICO, Term Loan, 4.75%, 2/10/18	United States	174,219	174,873
			553,155
Food & Staples Retailing 0.3%			
BJ's Wholesale Club Inc., Initial Loan, 7.00%, 9/30/18	United States	2,290,918	2,315,438
Food, Beverage & Tobacco 0.2%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	1,375,654	1,346,422
Health Care Equipment & Services 0.7%			
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.52%, 4/28/15	United States	146,684	146,385
Parent Term Loan, 3.52% - 3.829%, 4/28/15	United States	601,085	599,860
Community Health Systems Inc., Extended Term Loan, 3.77% - 4.023%, 1/25/17	United States	2,113,110	2,086,366
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	387,245	389,907
HCA Inc.,			
Term Loan B-1, 2.52%, 11/18/13	United States	150,000	148,978
Tranche B-2 Term Loan, 3.829%, 3/31/17	United States	1,702,471	1,667,475
Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	782,024	781,862
			5,820,833
Materials 0.6%			
[d]American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	429,354	428,281
Ashland Inc., Term B Loan, 3.75%, 8/23/18	United States	250,737	252,000
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	United States	695,806	706,243
Reynolds Group Holdings Inc.,			
Tranche B Term Loan, 6.50%, 2/09/18	United States	821,679	826,044
[d]Tranche C Term Loan, 6.50%, 8/09/18	United States	703,067	706,803
Rockwood Specialties Group Inc., Term Loan, 3.50%, 2/10/18	United States	433,550	436,453
[d]Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	1,172,521	1,169,379
			4,525,203
Media 0.2%			
Cinemark USA Inc., Extended Term Loan, 3.54% - 3.83%, 4/30/16	United States	188,935	189,131
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-3, 2.021%, 3/29/16	United States	232,048	230,646
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	432,320	162,901
Regal Cinemas Corp., Term Loan, 3.579%, 8/23/17	United States	248,744	248,161
Sinclair Television Group Inc.,			
[d]Freedom Incremental Tranche B Term Loan, 5.25%, 10/29/16	United States	215,807	216,826
New Tranche B Term Loan, 4.00%, 10/29/16	United States	201,793	201,836
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	367,853	368,715
UPC Financing Partnership, Term Loan T, 3.795%, 12/31/16	Netherlands	138,064	135,648
			1,753,864
Pharmaceuticals, Biotechnology & Life Sciences 0.2%			
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	United States	352,575	353,079
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	705,150	706,158
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	484,791	485,484
			1,544,721
Retailing 0.0%†			
Prestige Brands Inc., Term B Loans, 6.25%, 1/26/19	United States	19,000	19,119
Software & Services 0.1%			
Fidelity National Information Services Inc.,			
Term A-2 Loans, 2.545% - 2.679%, 7/18/14	United States	126,480	126,427
Term B Loan, 4.25%, 7/18/16	United States	178,835	180,100
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 4.021% - 4.063%, 2/28/16	United States	230,912	230,621
			537,148
Technology Hardware & Equipment 0.0%†			
Flextronics International USA Inc.,			
A-1-B Delayed Draw Term Loan, 2.52%, 10/01/14	United States	21,092	20,709
A-2 Delayed Draw Term Loan, 2.52%, 10/01/14	United States	74,088	72,745
A-3 Delayed Draw Term Loan, 2.545%, 10/01/14	United States	86,481	84,914
			178,368
Telecommunication Services 0.2%			
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	921,822	924,992

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	United States	217,777		218,085
				1,143,077
Transportation 0.1%				
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	145,400		138,951
Tranche B Term Loan, 3.75%, 3/11/18	United States	317,600		317,468
				456,419
Total Senior Floating Rate Interests (Cost $28,199,694)				28,081,914
Foreign Government and Agency Securities 10.7%				
h,e Government of Argentina, senior bond, FRN, 0.439%, 8/03/12	Argentina	30,000		3,693
Government of Australia, senior bond, 5.75%, 4/15/12	Australia	2,810,000	AUD	2,993,374
Government of Hungary, 6.75%, 7/28/14	Hungary	300,000	EUR	375,737
Government of Indonesia,				
FR20, 14.275%, 12/15/13	Indonesia	12,309,000,000	IDR	1,613,171
FR36, 11.50%, 9/15/19	Indonesia	165,000,000	IDR	25,485
FR49, 9.00%, 9/15/13	Indonesia	1,970,000,000	IDR	235,648
FR51, 11.25%, 5/15/14	Indonesia	17,100,000,000	IDR	2,183,037
Government of Ireland,				
5.00%, 4/18/13	Ireland	113,000	EUR	148,645
4.00%, 1/15/14	Ireland	189,000	EUR	243,810
4.60%, 4/18/16	Ireland	2,559,000	EUR	3,202,429
Government of Israel,				
5.00%, 3/31/13	Israel	338,000	ILS	92,838
3.50%, 9/30/13	Israel	939,000	ILS	254,698
Government of Korea, senior note, 5.75%, 4/16/14	South Korea	210,000		227,764
Government of Malaysia, senior bond,				
2.711%, 2/14/12	Malaysia	265,000	MYR	87,122
3.718%, 6/15/12	Malaysia	3,368,000	MYR	1,110,646
2.509%, 8/27/12	Malaysia	5,220,000	MYR	1,712,728
3.702%, 2/25/13	Malaysia	12,269,000	MYR	4,069,811
3.70%, 5/15/13	Malaysia	450,000	MYR	149,520
3.21%, 5/31/13	Malaysia	3,700,000	MYR	1,222,075
3.461%, 7/31/13	Malaysia	1,995,000	MYR	661,665
Government of Mexico,				
M, 9.00%, 6/20/13	Mexico	150,000f	MXN	1,217,256
M, 7.00%, 6/19/14	Mexico	706,500f	MXN	5,698,965
MI, 8.00%, 12/19/13	Mexico	38,350f	MXN	311,895
Government of Poland,				
4.75%, 4/25/12	Poland	7,030,000	PLN	2,180,663
5.00%, 10/24/13	Poland	3,120,000	PLN	972,179
5.75%, 4/25/14	Poland	4,595,000	PLN	1,452,815
Strip, 1/25/13	Poland	3,800,000	PLN	1,127,851
Strip, 7/25/13	Poland	18,490,000	PLN	5,366,161
Government of Sri Lanka,				
A, 8.50%, 1/15/13	Sri Lanka	3,400,000	LKR	29,708
A, 13.50%, 2/01/13	Sri Lanka	3,900,000	LKR	35,589
A, 7.00%, 3/01/14	Sri Lanka	470,000	LKR	3,921
A, 11.25%, 7/15/14	Sri Lanka	11,700,000	LKR	106,030
A, 11.75%, 3/15/15	Sri Lanka	80,000	LKR	737
A, 6.50%, 7/15/15	Sri Lanka	2,060,000	LKR	16,334
A, 11.00%, 8/01/15	Sri Lanka	13,400,000	LKR	121,538
A, 6.40%, 8/01/16	Sri Lanka	1,500,000	LKR	11,517
B, 6.60%, 6/01/14	Sri Lanka	500,000	LKR	4,109
Government of Sweden,				
5.50%, 10/08/12	Sweden	54,760,000	SEK	8,288,140
1.50%, 8/30/13	Sweden	14,340,000	SEK	2,133,082
Government of the Philippines, senior bond,				
5.75%, 2/21/12	Philippines	5,340,000	PHP	124,703
5.25%, 1/07/13	Philippines	9,270,000	PHP	221,057
8.75%, 3/03/13	Philippines	21,500,000	PHP	529,270
R3-7, 5.25%, 9/24/12	Philippines	3,660,000	PHP	86,818
Government of Venezuela, 10.75%, 9/19/13	Venezuela	35,000		36,050
Korea Treasury Bond, senior bond,				
4.00%, 6/10/12	South Korea	7,450,000,000	KRW	6,627,124

Franklin Investors Securities Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

4.25%, 12/10/12	South Korea	4,445,000,000	KRW	3,974,315
3.75%, 6/10/13	South Korea	1,365,000,000	KRW	1,217,698
3.00%, 12/10/13	South Korea	4,788,000,000	KRW	4,223,930
[a]Korean National Oil Corp., senior note, 144A, 2.875%, 11/09/15	South Korea	2,000,000		1,998,780
New South Wales Treasury Corp.,				
6.00%, 5/01/12	Australia	2,260,000	AUD	2,410,006
5.50%, 8/01/13	Australia	2,030,000	AUD	2,205,174
Nota Do Tesouro Nacional,				
10.00%, 1/01/13	Brazil	700[g]	BRL	401,858
[h]Index Linked, 6.00%, 8/15/16	Brazil	789[g]	BRL	990,906
[h]Index Linked, 6.00%, 5/15/17	Brazil	150[g]	BRL	189,364
[h]Index Linked, 6.00%, 8/15/18	Brazil	750[g]	BRL	944,616
Queensland Treasury Corp., senior note, 6.00%, 8/21/13	Australia	910,000	AUD	991,284
[a,b]Societe Financement de l'Economie Francaise, senior bond, 144A, FRN, 0.767%, 7/16/12	France	1,000,000		998,913
United Kingdom Treasury Bond, 5.00%, 3/07/12	United Kingdom	2,353,000	GBP	3,724,342
Western Australia Treasury Corp.,				
5.50%, 7/17/12	Australia	2,655,000	AUD	2,836,728
8.00%, 6/15/13	Australia	280,000	AUD	313,198
Total Foreign Government and Agency Securities (Cost $82,965,247)				84,738,520
U.S. Government and Agency Securities 24.0%				
Bank of America Corp., FDIC Guaranteed, 2.375%, 6/22/12	United States	1,500,000		1,513,475
Citigroup Funding Inc., FDIC Guaranteed, 1.875%, 10/22/12	United States	3,000,000		3,038,634
FHLB, 5.75%, 5/15/12	United States	600,000		609,869
FHLMC,				
5.125%, 7/15/12	United States	1,000,000		1,023,426
5.50%, 8/20/12	United States	1,200,000		1,235,636
FNMA, 1.00%, 4/04/12	United States	3,300,000		3,305,399
GMAC Inc., FDIC Guaranteed, 1.75%, 10/30/12	United States	3,000,000		3,037,275
U.S. Treasury Bond, 11.25%, 2/15/15	United States	3,000,000		3,993,984
U.S. Treasury Note,				
1.125%, 6/15/13	United States	14,000,000		14,181,020
1.00%, 7/15/13	United States	7,000,000		7,082,306
4.25%, 8/15/13	United States	7,000,000		7,435,316
3.125%, 8/31/13	United States	9,000,000		9,414,144
2.75%, 10/31/13	United States	23,700,000		24,748,915
4.25%, 11/15/13	United States	17,000,000		18,221,875
2.00%, 11/30/13	United States	8,000,000		8,260,936
4.00%, 2/15/14	United States	15,500,000		16,689,144
4.75%, 5/15/14	United States	16,000,000		17,642,496
2.625%, 7/31/14	United States	6,000,000		6,354,378
4.25%, 8/15/14	United States	6,000,000		6,604,686
4.125%, 5/15/15	United States	21,700,000		24,380,297
[i]Index Linked, 1.875%, 7/15/13	United States	3,695,371		3,891,687
[i]Index Linked, 1.25%, 4/15/14	United States	5,879,513		6,235,958
Total U.S. Government and Agency Securities (Cost $188,489,240)				188,900,856
Asset-Backed Securities and Commercial Mortgage-Backed Securities 9.0%				
Banks 4.8%				
Banc of America Commercial Mortgage Inc., 2006-4,				
AJ, 5.695%, 7/10/46	United States	1,100,000		896,550
AM, 5.675%, 7/10/46	United States	710,000		751,252
[a,b]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.035%, 11/15/15	United States	1,332,974		1,239,362
Bear Stearns Commercial Mortgage Securities Inc.,				
2005-PWR8, AJ, 4.75%, 6/11/41	United States	1,800,000		1,742,785
[b]2006-PW11, AJ, FRN, 5.459%, 3/11/39	United States	2,200,000		2,025,033
2006-PW13, AJ, 5.611%, 9/11/41	United States	1,600,000		1,237,818
[a,b]2006-T24, B, 144A, FRN, 5.657%, 10/12/41	United States	2,000,000		1,207,908
[b]Citibank Credit Card Issuance Trust,				
2009-A1, A1, FRN, 2.035%, 3/17/14	United States	2,000,000		2,004,201
2009-A2, FRN, 1.835%, 5/15/14	United States	2,600,000		2,611,714
Citigroup/Deutsche Bank Commercial Mortgage Trust,				
5.222%, 7/15/44	United States	125,000		134,431
[b]2005-CD1, A4, FRN, 5.222%, 7/15/44	United States	2,000,000		2,235,867

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2012, the aggregate value of these securities was $81,931,977 representing 10.39% of net assets.
bThe coupon rate shown represents the rate at period end.
C Defaulted security or security for which income has been deemed uncollectible.
dA portion or all of the security purchased on a delayed delivery basis.
'The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
rprincipal amount is stated in 100 Mexican Peso Units.
gPrincipal amount is stated in 1,000 Brazilian Real Units.
hRedemption price at maturity is adjusted for inflation.
iPrincipal amount of security is adjusted for inflation.
iThe security is traded on a discount basis with no stated coupon rate.

Franklin Investors Securities Trust

Statement of Investments, January 31,2012 (unaudited) (continued)

kNon-income producing.

IThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

At January 31, 2012, the Fund had the following financial futures contracts outstanding. See Note 3.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Indian Rupee	JPHQ	Buy	60,155,900	1,279,913	5/04/12	-	(91,022)
Euro	DBAB	Sell	200,000	281,492	5/10/12	19,779	-
Euro	DBAB	Buy	75,000	103,035	5/16/12	-	(4,889)
Euro	DBAB	Sell	1,856,000	2,603,597	5/16/12	174,811	-
Japanese Yen	MSCO	Sell	211,800,000	2,637,034	5/17/12	-	(145,483)
Singapore Dollar	MSCO	Buy	2,682,949	2,164,000	5/18/12	-	(30,615)
Euro	DBAB	Sell	174,375	223,549	5/23/12	-	(4,651)
Euro	DBAB	Sell	1,881,324	2,613,536	5/25/12	151,473	-
Indian Rupee	DBAB	Buy	1,843,000	38,621	6/01/12	-	(2,364)
Indian Rupee	HSBC	Buy	2,130,000	45,118	6/04/12	-	(3,235)
Euro	DBAB	Sell	715,423	1,021,939	6/06/12	85,605	-
Indian Rupee	DBAB	Buy	1,358,000	28,638	6/07/12	-	(1,948)
Euro	DBAB	Sell	1,680,000	2,424,492	6/08/12	225,708	-
Indian Rupee	HSBC	Buy	362,000	7,687	6/08/12	-	(574)
Euro	DBAB	Sell	565,000	818,499	6/11/12	79,013	-
Indian Rupee	DBAB	Buy	368,000	7,812	6/11/12	-	(584)
Indian Rupee	HSBC	Buy	910,000	19,321	6/13/12	-	(1,454)
Indian Rupee	DBAB	Buy	920,000	19,487	6/18/12	-	(1,439)
Indian Rupee	DBAB	Buy	838,000	17,683	6/20/12	-	(1,248)
Chilean Peso	DBAB	Buy	371,700,000	700,000	6/27/12	45,125	-
Euro	DBAB	Sell	1,534,000	2,003,880	6/27/12	-	(4,057)
Indonesian Rupiah	JPHQ	Buy	5,835,300,000	646,714	7/02/12	-	(6,815)
Euro	DBAB	Sell	1,455,100	2,080,211	7/05/12	175,456	-
Euro	DBAB	Sell	163,358	231,315	7/09/12	17,471	-
Euro	BZWS	Sell	1,953,780	2,768,897	8/01/12	210,914	-
Euro	CITI	Sell	35,024	49,172	8/08/12	3,314	-
Euro	CITI	Sell	4,238	5,963	8/09/12	414	-
Euro	DBAB	Sell	1,970,000	2,798,168	8/13/12	218,689	-
Euro	MSCO	Sell	180,000	254,881	8/15/12	19,188	-
Euro	DBAB	Sell	231,000	328,664	8/16/12	26,190	-
Euro	DBAB	Sell	59,600	85,378	8/20/12	7,334	-
Euro	DBAB	Sell	298,775	427,801	8/23/12	36,558	-
Euro	BZWS	Sell	12,954	18,584	8/24/12	1,621	-
Euro	BZWS	Sell	2,400	3,451	8/27/12	309	-
Euro	MSCO	Sell	121,183	174,642	8/27/12	15,948	-
Euro	UBSW	Sell	15,642	22,503	8/27/12	2,019	-
Malaysian Ringgit	JPHQ	Buy	90,000	30,093	8/27/12	-	(814)
Euro	DBAB	Sell	35,141	50,308	8/29/12	4,289	-
Euro	JPHQ	Sell	29,904	42,997	8/29/12	3,836	-
Euro	DBAB	Sell	4,790,000	6,883,230	8/30/12	610,399	-
Philippine Peso	JPHQ	Buy	94,860,000	2,243,720	9/04/12	-	(63,053)
Euro	DBAB	Sell	95,000	135,223	9/06/12	10,807	-
Euro	BZWS	Sell	23,345	32,636	9/12/12	2,061	-
Euro	BZWS	Sell	115,098	157,434	9/14/12	6,686	-
Euro	UBSW	Sell	66,188	90,724	9/17/12	4,033	-
Euro	BZWS	Sell	24,226	33,582	9/19/12	1,851	-
Euro	BZWS	Sell	16,837	22,907	9/24/12	853	-
British Pound	DBAB	Sell	53,750	84,710	10/01/12	201	-
British Pound	DBAB	Sell	53,750	83,786	10/04/12	-	(721)
Philippine Peso	DBAB	Buy	2,962,000	68,014	10/04/12	-	(37)
Philippine Peso	HSBC	Buy	2,376,000	53,901	10/04/12	627	-

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Philippine Peso	DBAB	Buy	3,542,000	81,332	10/05/12	-	(49)
Philippine Peso	HSBC	Buy	3,543,000	79,867	10/05/12	1,438	-
Indian Rupee	DBAB	Buy	37,626,250	739,873	10/09/12	-	(13,400)
Philippine Peso	DBAB	Buy	2,908,000	66,812	10/09/12	-	(94)
Philippine Peso	JPHQ	Buy	936,000	21,458	10/09/12	17	-
Philippine Peso	DBAB	Buy	2,327,000	53,457	10/11/12	-	(75)
Philippine Peso	HSBC	Buy	3,495,000	80,361	10/11/12	-	(184)
Philippine Peso	JPHQ	Buy	1,160,000	26,593	10/11/12	18	-
Philippine Peso	DBAB	Buy	693,000	15,876	10/12/12	21	-
Philippine Peso	HSBC	Buy	1,155,000	26,470	10/15/12	21	-
Philippine Peso	JPHQ	Buy	865,000	19,926	10/15/12	-	(87)
Philippine Peso	JPHQ	Buy	1,717,000	39,300	10/15/12	81	-
Euro	HSBC	Sell	6,000	8,240	10/17/12	379	-
Japanese Yen	DBAB	Sell	59,567,300	789,284	10/29/12	4,461	-
Euro	DBAB	Sell	82,500	110,707	11/05/12	2,605	-
Japanese Yen	BZWS	Sell	55,436,000	718,641	11/13/12	-	(12,002)
Japanese Yen	UBSW	Sell	172,318,944	2,259,921	11/19/12	-	(11,547)
Euro	MSCO	Sell	827,000	1,108,428	12/03/12	24,500	-
Euro	BZWS	Sell	147,003	188,097	1/11/13	-	(4,648)
Euro	UBSW	Sell	373,000	477,104	1/11/13	-	(11,961)
Euro	BZWS	Sell	227,000	289,504	1/14/13	-	(8,138)
Euro	CITI	Sell	352,000	457,470	1/28/13	-	(4,136)
Euro	DBAB	Sell	911,023	1,200,000	1/30/13	5,278	-
Chilean Peso	MSCO	Buy	614,647,000	1,226,840	1/31/13	-	(15,923)
Indian Rupee	JPHQ	Buy	54,488,600	1,034,332	1/31/13	4,196	-
Chilean Peso	MSCO	Buy	457,429,000	905,352	2/01/13	-	(4,241)
Euro	DBAB	Sell	5,768,125	7,387,238	3/06/13	-	(179,665)
Euro	DBAB	Sell	2,191,875	2,872,452	3/15/13	-	(3,202)
Euro	DBAB	Sell	3,424,375	4,405,458	5/23/13	-	(90,175)
British Pound	DBAB	Sell	53,750	84,226	10/01/13	46	-
Euro	DBAB	Sell	82,500	110,921	11/04/13	2,440	-
British Pound	DBAB	Sell	1,053,750	1,642,796	10/01/14	-	(1,094)
Euro	DBAB	Sell	82,500	110,938	11/03/14	2,073	-
Euro	DBAB	Sell	82,500	110,798	11/03/15	1,548	-
Euro	DBAB	Sell	2,082,500	2,795,756	11/03/16	28,193	-
	Unrealized appreciation (depreciation)					2,909,888	(1,114,728)
	Net unrealized appreciation (depreciation)					$ 1,795,160	

At January 31, 2012, the fund had the following credit default swap contracts outstanding. See Note 3.

Description	Counterparty[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid/(Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Buy Protection									
Single Name									
Bank of America Corp.	FBCO	1,000,000	1.00%	9/20/16	$ 112,007	$ -	$ (38,072)	$ 73,935	
Bank of America Corp.	DBAB	2,000,000	1.00%	9/20/16	216,787	-	(68,916)	147,871	
Caesars Entertainment Operating Co. Inc.	FBCO	1,000,000	5.00%	6/20/15	371,990		(65,944)	306,046

Franklin Investors Securities Trust

Statement of Investments, January 31,2012 (unaudited) (continued)

Caesars Entertainment Operating Co. Inc.	JPHQ	2,000,000		5.00%	6/20/15	556,971	169,429	-	726,400	
Caesars Entertainment Operating Co. Inc.	JPHQ	2,000,000		5.00%	6/20/16	729,102	-	(117,009)	612,093	
Centex Corp.	FBCO	1,500,000		5.00%	9/20/12	(32,871)	-	(2,062)	(34,933)	
Centex Corp.	FBCO	1,000,000		5.00%	6/20/16	(109,830)	11,436	-	(98,394)	
Embarq Corp.	BZWS	3,000,000		5.00%	6/20/16	(340,003)	-	(41,032)	(381,035)	
Ford Motor Credit Co. LLC	BZWS	4,000,000		5.00%	6/20/14	(283,772)	9,834	-	(273,938)	
Government of Ireland	MSCO	2,000,000	EUR	1.00%	3/20/15	359,055	9,305	-	368,360	
Hilton Worldwide Inc.	CITI	1,000,000		5.00%	12/20/13	(31,510)	-	(6,090)	(37,600)	
Hilton Worldwide Inc.	FBCO	4,000,000		5.00%	12/20/13	(96,544)	-	(53,860)	(150,404)	
Hilton Worldwide Inc.	GSCO	2,000,000		5.00%	12/20/13	(44,429)	-	(30,773)	(75,202)	
Intelsat SA	UBSW	5,000,000		5.00%	12/20/13	(282,827)	-	(18,267)	(301,094)	
Liberty Media Corp.	GSCO	5,000,000		5.00%	6/20/13	(183,039)	-	(93,499)	(276,538)	
New York Times Co.	BOFA	2,000,000		5.00%	12/20/16	(169,027)	-	(33,839)	(202,866)	
RH Donnelley Inc.	JPHQ	400,000		5.00%	12/20/14	56,973	8,264	-	65,237	
Rock-Tenn Co.	UBSW	1,308,000		5.00%	3/20/13	(57,765)	-	(8,497)	(66,262)	
RPM International Inc.	UBSW	4,000,000		5.00%	12/20/13	(327,715)	243	-	(327,472)	
Starwood Hotels & Resorts Worldwide, Inc.	BZWS	2,000,000		5.00%	12/20/15	(216,720)	-	(74,222)	(290,942)	
Toll Brothers Finance Corp.	MSCO	500,000		5.00%	3/20/14	(31,393)	-	(13,155)	(44,548)	
Toll Brothers Inc.	GSCO	2,500,000		5.00%	3/20/14	(177,814)	-	(44,928)	(222,742)	
Wendy's International, Inc.	MSCO	2,000,000		5.00%	6/20/14	(159,945)	-	(12,888)	(172,833)	
Contracts to Sell Protection[d]										
Single Name										
Government of Lithuania	FBCO	250,000		1.00%	6/20/16	(9,844)	-	(11,617)	(21,461)	BBB
Merrill Lynch & Co. Inc.	DBAB	2,000,000		1.00%	9/20/16	(247,761)	77,848	-	(169,913)	A-
Merrill Lynch & Co. Inc.	FBCO	1,000,000		1.00%	9/20/16	(128,914)	43,959	-	(84,955)	A-
		-								
Traded Index										
CDX.NA.HY.17	GSCO	16,366,000		5.00%	12/20/16	(1,462,577)	1,028,878	-	(433,699)	Non Investment Grade
Unrealized appreciation (depreciation)							1,359,196	(734,670)		
Net unrealized appreciation (depreciation)							$ 624,526

Franklin Investors Securities Trust

Statement of Investments, January 31,2012 (unaudited) (continued)

'Positions are generally not collateralized if the market value is under $250,000 Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end bin US dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
'Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default,

bankruptcy or restructuring for single name swaps, and failure to payor bankruptcy for traded index swaps.

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSCO - The Goldman Sachs Group, Inc.
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW- UBSAG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
KRW- South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

Franklin Investors Securities Trust
Statement of Investments, January 31,2012 (unaudited) (continued)

Selected Portfolio

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
COP - Certificate of Participation
DIP - Debtor-In-Possession
EDA - Economic Development Authority
FDIC - Federal Deposit Insurance Corp.
FHLB - Federal Home Loan Bank
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
LlC - Letter of Credit
RDA - Redevelopment Agency/Authority
SBA - Small Business Administration

Quarterly Statement ofInvestments I See Notes to Statements ofInvestments.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

[c]senior secured note, 144A, 6.75%, 9/01/16	United States	800,000	865,000
			2,263,500
Energy 1.0%			
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	United States	500,000	498,750
6.25%, 6/01/21	United States	300,000	298,500
[c]Arch Coal Inc., senior note, 144A,			
7.00%, 6/15/19	United States	200,000	201,500
7.25%, 6/15/21	United States	500,000	505,000
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	800,000	808,000
6.125%, 2/15/21	United States	200,000	198,000
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	400,000	434,000
8.25%, 4/01/20	United States	100,000	108,875
[c]144A, 6.375%, 3/01/21	United States	400,000	397,000
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	600,000	659,016
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	1,000,000	1,110,000
[c,f]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	300,000	90,000
Plains Exploration & Production Co., senior note, 6.75%, 2/01/22	United States	600,000	655,500
			5,964,141
Food & Staples Retailing 0.3%			
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	500,000	551,250
8.00%, 8/15/20	United States	900,000	1,003,500
			1,554,750
Food, Beverage & Tobacco 0.4%			
[c]BAT International Finance PLC, 144A, 8.125%, 11/15/13	United Kingdom	400,000	446,490
Dean Foods Co., senior note, 9.75%, 12/15/18	United States	800,000	876,000
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,000,000	988,750
			2,311,240
Health Care Equipment & Services 0.0%[†]			
DaVita Inc., senior note, 6.375%, 11/01/18	United States	100,000	105,500
[c]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	100,000	113,250
			218,750
Materials 0.6%			
[c]FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	200,000	206,750
6.875%, 2/01/18	Australia	800,000	818,000
[f]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	600,000	393,000
Novelis Inc., senior note,			
8.375%, 12/15/17	Canada	200,000	220,500
8.75%, 12/15/20	Canada	600,000	673,500
[c]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A, 9.00%, 5/15/18	United States	1,200,000	1,203,000
			3,514,750
Media 0.6%			
CCO Holdings LLC/Capital Corp., senior note,			
8.125%, 4/30/20	United States	1,000,000	1,111,250
6.50%, 4/30/21	United States	200,000	209,000
DISH DBS Corp., senior note, 7.125%, 2/01/16	United States	1,200,000	1,323,000
[c]Univision Communications Inc., senior secured note, 144A,			
6.875%, 5/15/19	United States	900,000	900,000
7.875%, 11/01/20	United States	100,000	104,500
			3,647,750
Pharmaceuticals, Biotechnology & Life Sciences 0.2%			
Giant Funding Corp., senior secured note, 8.25%, 2/01/18	Spain	400,000	438,000
[c]Mylan Inc., senior note, 144A, 7.875%, 7/15/20	United States	800,000	892,000
			1,330,000
Software & Services 0.2%			
SunGard Data Systems Inc.,			
senior note, 7.625%, 11/15/20	United States	400,000	427,000

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	937,324		937,129
				4,694,576
Materials 0.6%				
[f]American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	545,330		543,967
Ashland Inc., Term B Loan, 3.75%, 8/23/18	United States	357,412		359,212
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	United States	623,360		632,710
Reynolds Group Holdings Inc.,				
Tranche B Term Loan, 6.50%, 2/09/18	United States	423,418		425,668
[f]Tranche C Term Loan, 6.50%, 8/09/18	United States	738,030		741,951
Rockwood Specialties Group Inc., Term Loan, 3.50%, 2/10/18	United States	488,232		491,501
[f]Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	334,302		333,406
				3,528,415
Media 0.3%				
Cinemark USA Inc., Extended Term Loan, 3.54% - 3.83%, 4/30/16	United States	296,970		297,279
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-3, 2.021%, 3/29/16	United States	296,977		295,183
Regal Cinemas Corp., Term Loan, 3.579%, 8/23/17	United States	334,974		334,189
Sinclair Television Group Inc.,				
[f]Freedom Incremental Tranche B Term Loan, 5.25%, 10/29/16	United States	193,482		194,396
New Tranche B Term Loan, 4.00%, 10/29/16	United States	180,918		180,957
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	414,248		415,219
UPC Financing Partnership, Term Loan T, 3.795%, 12/31/16	Netherlands	300,000		294,750
				2,011,973
Pharmaceuticals, Biotechnology & Life Sciences 0.2%				
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	272,229		272,618
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	544,457		545,235
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	374,314		374,849
				1,192,702
Retailing 0.0%[†]				
Prestige Brands Inc., Term B Loans, 6.25%, 1/26/19	United States	16,800		16,905
Software & Services 0.1%				
Fidelity National Information Services Inc.,				
Term A-2 Loans, 2.545% - 2.679%, 7/18/14	United States	115,503		115,455
Term B Loan, 4.25%, 7/18/16	United States	276,153		278,107
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 4.021% - 4.063%, 2/28/16	United States	260,035		259,707
				653,269
Technology Hardware & Equipment 0.0%[†]				
Flextronics International USA Inc.,				
A-1-B Delayed Draw Term Loan, 2.52%, 10/01/14	United States	18,832		18,491
A-2 Delayed Draw Term Loan, 2.52%, 10/01/14	United States	66,149		64,950
A-3 Delayed Draw Term Loan, 2.545%, 10/01/14	United States	77,215		75,816
				159,257
Telecommunication Services 0.3%				
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	1,290,250		1,294,686
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	United States	261,388		261,758
				1,556,444
Transportation 0.1%				
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	236,300		225,820
Tranche B Term Loan, 3.75%, 3/11/18	United States	545,875		545,648
				771,468
Total Senior Floating Rate Interests (Cost $24,689,104)				24,631,668
Foreign Government and Agency Securities 14.4%				
Government of Hungary, senior note,				
3.50%, 7/18/16	Hungary	60,000	EUR	65,011
4.375%, 7/04/17	Hungary	150,000	EUR	162,872
5.75%, 6/11/18	Hungary	435,000	EUR	493,700
3.875%, 2/24/20	Hungary	180,000	EUR	177,876
Government of Malaysia, senior bond,				
2.711%, 2/14/12	Malaysia	200,000	MYR	65,752
3.718%, 6/15/12	Malaysia	3,182,000	MYR	1,049,310

ABBREVIATIONS

Counterparty

DBAB Deutsche Bank AG
JPHQ JP Morgan Chase & Co.
MSCO Morgan Stanley

Currency

AUD Australian Dollar
BRL Brazilian Real

Franklin Investors Securities Trust
Statement of Investments, January 31,2012 (unaudited) (continued)

EUR Euro
KRW South Korean Won
MYR Malaysian Ringgit
NOK Norwegian Krone
PLN Polish Zloty
SEK Swedish Krona

Selected Portfolio

DIP Debtor-In-Possession
ETF Exchange Traded Fund
FICO Financing Corp.
LlC Letter of Credit
REIT Real Estate Investment Trust
SPDR S&P Depositary Receipt

Quarterly Statement ofInvestments I See Notes to Statements ofInvestments.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

PNC Funding Corp., senior note, 5.125%, 2/08/20	United States	7,000,000		8,063,895
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	4,500,000		4,747,500
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	6,000,000		6,189,936
[f,h]Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	4,000,000		3,550,120
Wells Fargo & Co., senior note, 3.625%, 4/15/15	United States	1,000,000		1,064,843
Wells Fargo Financial Inc., senior note, 5.50%, 8/01/12	United States	850,000		870,566
				85,491,923
Capital Goods 0.2%				
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	3,000,000		2,977,500
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	3,900,000		4,524,152
				7,501,652
Consumer Durables & Apparel 1.2%				
Centex Corp., senior note,				
5.45%, 8/15/12	United States	6,500,000		6,565,000
6.50%, 5/01/16	United States	7,795,000		8,223,725
Lennar Corp., senior note, 5.60%, 5/31/15	United States	7,692,000		7,980,450
Meritage Homes Corp., senior note, 6.25%, 3/15/15	United States	5,000,000		5,025,000
The Ryland Group Inc., senior note, 5.375%, 1/15/15	United States	4,750,000		4,833,125
[e]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	8,000,000		8,020,000
Toll Brothers Finance Corp., senior note,				
4.95%, 3/15/14	United States	6,923,000		7,094,510
5.15%, 5/15/15	United States	2,010,000		2,128,566
Visant Corp., senior note, 10.00%, 10/01/17	United States	3,000,000		2,737,500
				52,607,876
Consumer Services 1.7%				
Harrah's Operating Co. Inc.,				
senior bond, 5.625%, 6/01/15	United States	11,000,000		7,205,000
senior note, 6.50%, 6/01/16	United States	7,000,000		3,683,750
senior secured note, 11.25%, 6/01/17	United States	4,500,000		4,899,375
[e,f]Hilton Worldwide Inc., senior bond, 144A, FRN, 4.957%, 11/15/13	United States	29,000,000		28,927,500
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	4,000,000		4,020,000
[e]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,500,000		997,500
Starwood Hotels & Resorts Worldwide Inc., senior note, 6.25%, 2/15/13	United States	682,000		710,133
Wendy's International Inc., senior note, 6.20%, 6/15/14	United States	18,401,000		19,413,055
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000		3,418,623
				73,274,936
Diversified Financials 6.3%				
Ally Financial Inc., senior note,				
6.25%, 12/01/17	United States	500,000		517,075
7.50%, 9/15/20	United States	2,500,000		2,690,625
American Express Centurion, senior note, 5.95%, 6/12/17	United States	800,000		916,918
American Express Co., senior note, 7.00%, 3/19/18	United States	4,300,000		5,289,043
American Express Credit Corp., senior note, 5.375%, 10/01/14	United States	4,400,000	GBP	7,374,204
Bank of America Corp.,				
[h]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	6,000,000		5,970,060
senior note, 4.75%, 8/01/15	United States	8,000,000		8,188,608
senior note, 5.625%, 10/14/16	United States	8,400,000		8,695,537
The Bear Stearns Cos. LLC, senior note, B, 6.95%, 8/10/12	United States	1,100,000		1,136,852
Capital One Bank USA NA, sub. note, 8.80%, 7/15/19	United States	5,000,000		6,058,895
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	9,600,000		10,148,669
Citigroup Inc.,				
senior note, 6.50%, 8/19/13	United States	250,000		265,234
senior note, 5.50%, 10/15/14	United States	5,000,000		5,383,105
senior note, 8.125%, 7/15/39	United States	4,400,000		5,730,013
sub. note, 5.00%, 9/15/14	United States	4,000,000		4,115,908
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000		949,779
Credit Suisse of New York, senior note, 4.375%, 8/05/20	Switzerland	4,000,000		4,076,180
Deutsche Bank AG,				
4.875%, 5/20/13	Germany	6,100,000		6,325,700
senior note, 2.375%, 1/11/13	Germany	4,000,000		4,018,820
General Electric Capital Corp., senior note,				
5.625%, 5/01/18	United States	500,000		574,270
6.00%, 8/07/19	United States	8,000,000		9,282,872

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

A, 8.50%, 4/06/18	United States	245,000,000	MXN	19,132,513
GMAC Inc.,				
senior note, 6.875%, 8/28/12	United States	3,000,000		3,052,500
sub. note, 8.00%, 12/31/18	United States	800,000		832,000
The Goldman Sachs Group Inc.,				
senior bond, 5.375%, 3/15/20	United States	10,000,000		10,167,690
senior note, 5.25%, 7/27/21	United States	7,500,000		7,511,580
sub. note, 6.75%, 10/01/37	United States	2,700,000		2,682,410
HSBC Finance Corp., senior sub. bond, 6.676%, 1/15/21	United States	7,500,000		7,810,508
International Lease Finance Corp.,				
senior note, 8.25%, 12/15/20	United States	800,000		856,000
[e]senior secured note, 144A, 6.50%, 9/01/14	United States	6,000,000		6,352,500
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	10,000,000	EUR	10,358,121
JPMorgan Chase & Co.,				
6.30%, 4/23/19	United States	7,500,000		8,684,798
[f]FRN, 1.361%, 1/24/14	United States	6,800,000		6,784,795
[h]junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual	United States	6,500,000		7,065,032
senior note, 4.25%, 10/15/20	United States	9,000,000		9,184,077
JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17	United States	3,000,000		3,330,639
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	4,000,000		4,074,000
[e]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	5,900,000		6,160,786
Lazard Group, senior note, 6.85%, 6/15/17	United States	4,850,000		5,246,555
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	United States	12,000,000		12,971,652
Moody's Corp., senior note, 5.50%, 9/01/20	United States	8,000,000		8,547,392
Morgan Stanley, senior note,				
6.00%, 4/28/15	United States	2,140,000		2,256,585
5.50%, 1/26/20	United States	10,000,000		9,892,570
5.50%, 7/28/21	United States	2,600,000		2,577,461
[f]FRN, 2.953%, 5/14/13	United States	4,250,000		4,233,757
Textron Financial Corp., senior note, 5.125%, 8/15/14	United States	5,126,000		5,372,222
				262,846,510
Energy 3.3%				
Alpha Natural Resources Inc., senior note,				
6.00%, 6/01/19	United States	1,000,000		997,500
6.25%, 6/01/21	United States	1,000,000		995,000
Anadarko Petroleum Corp., senior note,				
8.70%, 3/15/19	United States	4,100,000		5,381,410
6.45%, 9/15/36	United States	2,260,000		2,708,951
[e]Arch Coal Inc., senior note, 144A, 7.25%, 6/15/21	United States	3,000,000		3,030,000
Canadian Natural Resources Ltd., 5.90%, 2/01/18	Canada	5,000,000		5,993,875
[e]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	3,500,000		3,456,250
Chesapeake Energy Corp., senior note,				
6.625%, 8/15/20	United States	5,000,000		5,050,000
6.125%, 2/15/21	United States	500,000		495,000
[e]CNPC HK Overseas Capital Ltd., senior note, 144A, 5.95%, 4/28/41	China	5,700,000		6,526,215
Compagnie Generale de Geophysique-Veritas, senior note,				
7.75%, 5/15/17	France	300,000		310,500
6.50%, 6/01/21	France	4,000,000		4,000,000
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	4,000,000		4,440,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	2,800,000		2,964,808
[e]ENI SpA, senior note, 144A, 4.15%, 10/01/20	Italy	7,700,000		7,772,819
Ensco PLC, senior note, 4.70%, 3/15/21	United States	7,000,000		7,490,420
Enterprise Products Operating LLC,				
[f]junior sub. note, FRN, 7.034%, 1/15/68	United States	3,500,000		3,705,744
senior note, 5.20%, 9/01/20	United States	10,000,000		11,250,820
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	3,000,000		2,737,500
[e]Gaz Capital SA,				
144A, 6.212%, 11/22/16	Luxembourg	2,800,000		3,010,000
senior note, 144A, 5.999%, 1/23/21	Russia	10,000,000		10,225,000
Hess Corp., 7.125%, 3/15/33	United States	500,000		661,782
[e]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	3,500,000		3,640,000
[e]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Russia	4,100,000		4,325,500
Plains All American Pipeline LP, senior note, 5.75%, 1/15/20	United States	5,000,000		5,748,930
Plains Exploration & Production Co., senior note, 6.625%, 5/01/21	United States	3,500,000		3,771,250
[e]SandRidge Energy Inc., senior note, 144A, 9.875%, 5/15/16	United States	3,000,000		3,240,000

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000		649,056
Valero Energy Corp., senior note, 9.375%, 3/15/19	United States	9,000,000		11,507,373
Weatherford International Ltd., 7.00%, 3/15/38	United States	3,400,000		4,036,677
[e]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	10,000,000		10,530,220
				140,652,600
Food & Staples Retailing 1.0%				
CVS Caremark Corp., senior note, 5.75%, 6/01/17	United States	1,200,000		1,419,115
The Kroger Co., senior note, 5.00%, 4/15/13	United States	275,000		287,598
Rite Aid Corp., senior secured note,				
9.75%, 6/12/16	United States	1,500,000		1,653,750
8.00%, 8/15/20	United States	2,000,000		2,230,000
Safeway Inc., senior bond, 3.95%, 8/15/20	United States	3,000,000		3,028,356
[e]Sigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18	Mexico	7,200,000		7,383,204
[e]Tesco PLC, senior note, 144A, 2.70%, 1/05/17	United Kingdom	12,500,000		12,845,250
[e]Wm. Wrigley Jr. Co., senior secured note, 144A, 3.05%, 6/28/13	United States	4,600,000		4,683,122
[e]Woolworths Ltd., senior note, 144A, 4.00%, 9/22/20	Australia	7,000,000		7,328,370
				40,858,765
Food, Beverage & Tobacco 1.6%				
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	8,500,000		11,726,693
Anheuser-Busch InBev Worldwide Inc., senior note, 7.75%, 1/15/19	Belgium	10,000,000		13,166,290
Bunge Ltd. Finance Corp.,				
4.10%, 3/15/16	United States	8,000,000		8,392,624
senior note, 5.875%, 5/15/13	United States	2,000,000		2,096,492
senior note, 5.10%, 7/15/15	United States	680,000		725,572
[e]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	Poland	1,000,000		710,000
Corn Products International Inc., senior note, 4.625%, 11/01/20	United States	5,000,000		5,342,970
Dean Foods Co., senior note, 9.75%, 12/15/18	United States	2,100,000		2,299,500
The J.M. Smucker Co., 3.50%, 10/15/21	United States	9,000,000		9,384,516
Kraft Foods Inc., senior note, 5.375%, 2/10/20	United States	9,900,000		11,588,653
Pinnacle Foods Finance LLC, senior note,				
9.25%, 4/01/15	United States	1,500,000		1,552,500
8.25%, 9/01/17	United States	1,000,000		1,075,000
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	1,000,000		1,200,831
				69,261,641
Health Care Equipment & Services 0.9%				
Coventry Health Care Inc.,				
5.45%, 6/15/21	United States	5,000,000		5,607,570
senior note, 6.30%, 8/15/14	United States	4,750,000		5,172,769
DENTSPLY International Inc., senior note, 4.125%, 8/15/21	United States	14,000,000		14,723,926
HCA Inc., senior note, 6.95%, 5/01/12	United States	4,000,000		4,050,000
Medco Health Solutions Inc.,				
7.125%, 3/15/18	United States	4,500,000		5,315,467
senior note, 4.125%, 9/15/20	United States	3,500,000		3,552,168
				38,421,900
Insurance 1.2%				
Aflac Inc., senior note, 8.50%, 5/15/19	United States	6,000,000		7,552,740
CNA Financial Corp., senior note, 5.85%, 12/15/14	United States	10,000,000		10,665,040
[f]Lincoln National Corp., junior sub. deb., FRN, 6.05%, 4/20/67	United States	3,800,000		3,410,500
[f]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	4,000,000		3,918,688
[e]Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31	United States	1,200,000		1,313,875
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	8,800,000		9,307,188
Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	United States	5,700,000		6,495,230
Willis Group Holdings PLC, senior note, 5.75%, 3/15/21	United States	6,700,000		7,284,240
				49,947,501
Materials 2.0%				
[e]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	6,500,000		7,428,142
ArcelorMittal, senior note, 5.50%, 3/01/21	Luxembourg	2,900,000		2,843,030
Cliffs Natural Resources Inc., senior note, 4.80%, 10/01/20	United States	3,600,000		3,705,451
The Dow Chemical Co., senior note, 4.125%, 11/15/21	United States	11,800,000		12,453,083
[e]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	1,000,000		1,037,500
[e]Ineos Group Holdings Ltd.,				
senior note, 144A, 7.875%, 2/15/16	United Kingdom	1,000,000	EUR	1,132,117
senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	1,000,000		905,000

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

[e]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	2,000,000	EUR	2,548,081
[i]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	2,500,000		1,637,500
[e]Reynolds Group Issuer Inc./LLC/SA,				
senior note, 144A, 9.00%, 5/15/18	United States	3,000,000		3,007,500
senior note, 144A, 9.00%, 4/15/19	United States	200,000		200,000
senior secured note, 144A, 7.125%, 4/15/19	United States	2,500,000		2,637,500
Rio Tinto Finance USA Ltd., senior note, 4.125%, 5/20/21	Australia	8,500,000		9,292,922
RPM International Inc.,				
6.25%, 12/15/13	United States	13,000,000		13,845,377
6.50%, 2/15/18	United States	5,000,000		5,680,740
[e]RPM U.K. G.P., 144A, 6.70%, 11/01/15	United States	1,000,000		1,121,960
Teck Resources Ltd., senior note, 4.50%, 1/15/21	Canada	5,000,000		5,373,710
[e]Xstrata Canada Financial Corp., senior note, 144A, 4.95%, 11/15/21	Canada	7,000,000		7,493,157
				82,342,770
Media 1.7%				
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	500,000		578,750
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,				
7.25%, 10/30/17	United States	500,000		541,250
8.125%, 4/30/20	United States	1,000,000		1,111,250
6.50%, 4/30/21	United States	1,000,000		1,045,000
6.625%, 1/31/22	United States	600,000		627,000
Clear Channel Communications Inc., senior note, 9.00%, 3/01/21	United States	3,000,000		2,625,000
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 4.60%, 2/15/21	United States	9,100,000		9,753,544
DISH DBS Corp., senior note,				
7.75%, 5/31/15	United States	500,000		560,000
7.125%, 2/01/16	United States	2,500,000		2,756,250
6.75%, 6/01/21	United States	3,000,000		3,285,000
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	10,000,000		10,337,500
The New York Times Co., senior note, 6.625%, 12/15/16	United States	6,700,000		6,817,250
News America Holdings Inc., senior bond, 7.90%, 12/01/95	United States	500,000		592,301
News America Inc.,				
senior deb., 7.25%, 5/18/18	United States	2,000,000		2,464,828
senior note, 6.15%, 2/15/41	United States	1,800,000		2,158,270
[e]Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	2,000,000	EUR	1,347,291
Time Warner Cable Inc.,				
senior bond, 7.30%, 7/01/38	United States	625,000		790,716
senior note, 6.75%, 7/01/18	United States	8,500,000		10,314,155
Time Warner Inc.,				
7.70%, 5/01/32	United States	550,000		732,291
6.10%, 7/15/40	United States	8,600,000		10,274,816
Viacom Inc., senior note, 3.50%, 4/01/17	United States	2,500,000		2,660,460
				71,372,922
Pharmaceuticals, Biotechnology & Life Sciences 1.2%				
[e]Aristotle Holding Inc., senior note, 144A, 4.75%, 11/15/21	United States	10,000,000		10,610,970
Gilead Sciences Inc., senior note, 4.50%, 4/01/21	United States	14,000,000		15,250,144
GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	United States	25,000		26,448
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000		13,895,679
Teva Pharmaceutical Finance IV BV, senior note, 3.65%, 11/10/21	Israel	10,000,000		10,608,390
				50,391,631
Real Estate 1.3%				
Boston Properties LP, senior note, 5.625%, 11/15/20	United States	4,800,000		5,553,888
[e]Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14	Australia	4,250,000		4,655,518
Digital Realty Trust LP, 5.875%, 2/01/20	United States	6,400,000		6,910,054
ERP Operating LP, 5.75%, 6/15/17	United States	2,000,000		2,279,496
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	1,000,000		993,750
Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17	United States	5,000,000		5,502,985
Kimco Realty Corp., senior note, 6.875%, 10/01/19	United States	5,000,000		5,843,450
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	10,500,000		11,265,513
Simon Property Group LP, senior note, 4.125%, 12/01/21	United States	10,000,000		10,775,070
				53,779,724
Semiconductors & Semiconductor Equipment 0.1%				
Freescale Semiconductor Inc.,				
senior note, 10.75%, 8/01/20	United States	2,380,000		2,606,100

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

[e]senior secured note, 144A, 9.25%, 4/15/18	United States	1,500,000	1,646,250
			4,252,350
Software & Services 0.0%[†]			
Electronic Data Systems Corp., senior note, B, 6.00%, 8/01/13	United States	800,000	853,694
Technology Hardware & Equipment 0.4%			
Hewlett-Packard Co., senior bond, 4.30%, 6/01/21	United States	9,250,000	9,692,224
Juniper Networks Inc., senior note, 4.60%, 3/15/21	United States	5,000,000	5,337,770
			15,029,994
Telecommunication Services 2.3%			
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 8.50%, 11/15/18	United States	6,300,000	8,798,649
CenturyLink Inc., senior note, 6.45%, 6/15/21	United States	10,000,000	10,560,690
Embarq Corp., senior note, 7.082%, 6/01/16	United States	22,500,000	25,155,068
Frontier Communications Corp., senior note,			
8.25%, 4/15/17	United States	300,000	303,750
8.50%, 4/15/20	United States	2,000,000	1,990,000
8.75%, 4/15/22	United States	3,000,000	2,985,000
GTE Corp., senior bond, 6.84%, 4/15/18	United States	750,000	929,610
Intelsat Jackson Holdings SA, senior note,			
11.25%, 6/15/16	Luxembourg	2,000,000	2,125,000
[e]144A, 7.50%, 4/01/21	Luxembourg	1,000,000	1,052,500
Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17	Luxembourg	500,000	506,250
Intelsat SA, senior note, 6.50%, 11/01/13	Luxembourg	26,000,000	26,438,750
Telecom Italia Capital SA, senior note,			
4.95%, 9/30/14	Italy	1,500,000	1,483,365
6.999%, 6/04/18	Italy	6,000,000	6,045,000
Time Warner Entertainment Co. LP,			
senior bond, 8.375%, 3/15/23	United States	800,000	1,075,560
senior note, 8.875%, 10/01/12	United States	350,000	367,418
Verizon New York Inc., senior deb., B, 7.375%, 4/01/32	United States	1,000,000	1,187,954
Verizon Virginia Inc., A, 4.625%, 3/15/13	United States	1,000,000	1,042,498
[e]Vivendi SA, senior note, 144A, 5.75%, 4/04/13	France	400,000	418,697
[e]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	1,000,000	992,500
[e,j]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	1,920,964 EUR	1,963,053
			95,421,312
Transportation 0.5%			
[e]Aviation Capital Group, 144A,			
7.125%, 10/15/20	United States	6,000,000	6,111,822
6.75%, 4/06/21	United States	6,000,000	5,806,500
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	209,317	253,439
[e]DP World Ltd., 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000	3,469,693
Hertz Corp., senior note, 7.625%, 6/01/12	United States	2,950,000	2,997,937
Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%, 1/02/19	United States	631,441	723,790
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%, 1/02/29	United States	251,857	281,443
			19,644,624
Utilities 0.9%			
CenterPoint Energy Inc., senior note,			
6.85%, 6/01/15	United States	1,000,000	1,140,778
6.125%, 11/01/17	United States	1,400,000	1,634,996
6.50%, 5/01/18	United States	7,000,000	8,223,705
Dominion Resources Inc., senior note, 8.875%, 1/15/19	United States	3,650,000	4,912,838
Duke Energy Corp., senior note,			
5.65%, 6/15/13	United States	525,000	558,464
6.25%, 6/15/18	United States	1,800,000	2,173,991
[e]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,710,000
Georgia Power Co., senior note, 5.40%, 6/01/40	United States	5,750,000	7,014,126
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000	2,636,759
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	358,750	415,614
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	1,500,000	453,750
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note,			
[e]144A, 11.50%, 10/01/20	United States	1,500,000	1,140,000

Franklin Investors Securities Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

B, 15.00%, 4/01/21	United States	1,550,000	720,750
			36,735,771
Total Corporate Bonds (Cost $1,199,134,911)			1,275,583,350
[f]**Senior Floating Rate Interests 4.5%**			
Capital Goods 0.4%			
Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	2,520,177	2,534,343
RBS Global Inc. (Rexnord), Tranche B-1 Term B Loan, 2.813% - 3.063%, 7/22/13	United States	4,243,227	4,218,034
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	156,142	153,995
Terex Corp., U.S. Term Loan, 5.50%, 4/28/17	United States	2,287,324	2,304,003
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	United States	1,920,741	1,922,291
TransDigm Inc., Tranche B-1 Term Loan, 4.00%, 2/14/17	United States	3,759,002	3,759,017
			14,891,683
Commercial & Professional Services 0.4%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.395%, 7/26/16	United States	216,539	215,077
Synthetic L/C, 2.02%, 1/26/14	United States	89,844	89,154
Term Loan B, 2.454%, 1/26/14	United States	1,115,270	1,106,706
Term Loan B Extended, 3.829%, 7/26/16	United States	3,292,455	3,270,231
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	United States	304,700	289,465
EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.00%, 7/29/14	United States	373,302	367,703
Interactive Data Corp., Term B Loans, 4.50%, 2/11/18	United States	4,807,767	4,804,762
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	6,991,389	6,988,418
			17,131,516
Consumer Durables & Apparel 0.2%			
[k]Eastman Kodak Co., DIP Term Loan, 9.75%, 7/20/13	United States	32,700	32,925
[h,j]Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	United States	72,690	72,000
Visant Corp. (Jostens), Term Loan B, 5.25%, 12/22/16	United States	8,233,511	7,842,419
			7,947,344
Consumer Services 0.4%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	2,377,990	2,390,429
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	7,107,591	7,099,979
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	1,990,240	1,990,240
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	United States	92,712	89,583
[c,j]Turtle Bay Holdings LLC,			
Term Loan A, PIK, 10.375%, 3/01/13	United States	1,647,633	1,606,442
Term Loan B, PIK, 3.125%, 2/09/15	United States	3,302,171	2,625,226
			15,801,899
Diversified Financials 0.1%			
Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	United States	294,800	296,775
MoneyGram Payment Systems Worldwide Inc.,			
Term Loan, 4.50%, 11/18/17	United States	2,022,115	2,014,532
Tranche B-1 Loan, 4.50%, 11/18/17	United States	456,556	454,273
TransUnion LLC/TransUnion FICO, Term Loan, 4.75%, 2/10/18	United States	3,291,273	3,303,616
			6,069,196
Food & Staples Retailing 0.1%			
BJ's Wholesale Club Inc.,			
[k]Initial Loan, 7.00%, 9/30/18	United States	5,170,949	5,226,294
Second Lien Term Loan, 10.00%, 3/30/19	United States	630,000	642,994
			5,869,288
Food, Beverage & Tobacco 0.2%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	8,801,054	8,614,031
Health Care Equipment & Services 1.0%			
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.52%, 4/28/15	United States	1,213,347	1,210,873
Parent Term Loan, 3.52% - 3.829%, 4/28/15	United States	4,972,079	4,961,941
Community Health Systems Inc., Extended Term Loan, 3.77% - 4.023%, 1/25/17	United States	12,878,173	12,715,187
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	3,094,470	3,115,744
HCA Inc.,			
Term Loan B-1, 2.52%, 11/18/13	United States	1,800,000	1,787,733
Tranche B-2 Term Loan, 3.829%, 3/31/17	United States	9,509,838	9,314,353

Franklin Investors Securities Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	6,651,257	6,649,873
			39,755,704
Materials 0.6%			
[k]American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	3,486,924	3,478,207
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	United States	678,200	679,896
Ashland Inc., Term B Loan, 3.75%, 8/23/18	United States	2,107,483	2,118,100
Consolidated Container Co. LLC, Second Lien Term Loan, 5.75%, 9/28/14	United States	193,370	172,422
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	United States	4,424,178	4,490,541
Potters Holdings II LP, Second Lien Term Loan, 10.25%, 11/06/17	United States	35,378	35,407
Reynolds Group Holdings Inc.,			
Tranche B Term Loan, 6.50%, 2/09/18	United States	2,708,242	2,722,631
[k]Tranche C Term Loan, 6.50%, 8/09/18	United States	5,533,404	5,562,803
Rockwood Specialties Group Inc., Term Loan, 3.50%, 2/10/18	United States	3,464,495	3,487,693
[k]Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	2,166,157	2,160,354
			24,908,054
Media 0.4%			
Cinemark USA Inc., Extended Term Loan, 3.54% - 3.83%, 4/30/16	United States	2,139,086	2,141,315
Clear Channel Communications Inc.,			
Tranche A Term Loan, 3.67%, 5/13/14	United States	257,669	236,218
Tranche B Term Loan, 3.92%, 1/29/16	United States	740,249	594,470
CSC Holdings Inc. (Cablevision),			
Incremental Term Loan B-2, 2.021%, 3/29/16	United States	989,808	987,565
Incremental Term Loan B-3, 2.021%, 3/29/16	United States	1,688,518	1,678,316
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	121,768	123,594
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	2,151,618	810,743
Regal Cinemas Corp., Term Loan, 3.579%, 8/23/17	United States	1,989,950	1,985,285
Sinclair Television Group Inc.,			
[k]Freedom Incremental Tranche B Term Loan, 5.25%, 10/29/16	United States	1,376,698	1,383,203
New Tranche B Term Loan, 4.00%, 10/29/16	United States	1,287,302	1,287,576
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	2,939,507	2,946,397
Univision Communications Inc., Extended First Lien Term Loan, 4.52%, 3/31/17	United States	715,002	674,336
UPC Financing Partnership, Term Loan T, 3.795%, 12/31/16	Netherlands	1,362,232	1,338,393
			16,187,411
Pharmaceuticals, Biotechnology & Life Sciences 0.3%			
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	2,422,961	2,426,424
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	4,845,922	4,852,847
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	3,331,572	3,336,332
			10,615,603
Retailing 0.0%[†]			
Prestige Brands Inc., Term B Loans, 6.25%, 1/26/19	United States	120,300	121,052
Software & Services 0.1%			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	880,595	848,674
Fidelity National Information Services Inc.,			
Term A-2 Loans, 2.545% - 2.679%, 7/18/14	United States	814,251	813,912
Term B Loan, 4.25%, 7/18/16	United States	1,728,736	1,740,967
First Data Corp.,			
Term Loan B-1, 3.027%, 9/24/14	United States	635,970	603,594
Term Loan B-2, 3.027%, 9/24/14	United States	7,867	7,468
Term Loan B-3, 3.027%, 9/24/14	United States	7,867	7,468
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 4.021% - 4.063%, 2/28/16	United States	1,845,215	1,842,887
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	276,000	267,835
			6,132,805
Technology Hardware & Equipment 0.0%[†]			
Flextronics International USA Inc.,			
A-1-B Delayed Draw Term Loan, 2.52%, 10/01/14	United States	133,632	131,210
A-2 Delayed Draw Term Loan, 2.52%, 10/01/14	United States	469,398	460,890
A-3 Delayed Draw Term Loan, 2.545%, 10/01/14	United States	547,920	537,989
			1,130,089
Telecommunication Services 0.2%			
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	7,949,844	7,977,176

Franklin Investors Securities Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	United States	1,762,259		1,764,756
				9,741,932
Transportation 0.1%				
Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	United States	177,750		157,753
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	1,427,200		1,363,904
Tranche B Term Loan, 3.75%, 3/11/18	United States	3,185,925		3,184,596
				4,706,253
Total Senior Floating Rate Interests (Cost $190,221,487)				189,623,860
Foreign Government and Agency Securities 12.6%				
European Investment Bank, senior note, 4.50%, 5/15/13	Supranational[l]	2,700,000	NOK	472,476
[f,m]Government of Argentina, senior bond, FRN, 0.439%, 8/03/12	Argentina	2,225,000		273,909
Government of Australia, senior bond, 5.75%, 4/15/12	Australia	15,090,000	AUD	16,074,739
[g]Government of Ghana, Reg S, 8.50%, 10/04/17	Ghana	300,000		333,000
Government of Hungary,				
6.75%, 7/28/14	Hungary	1,400,000	EUR	1,753,441
senior note, 3.50%, 7/18/16	Hungary	115,000	EUR	124,605
senior note, 4.375%, 7/04/17	Hungary	215,000	EUR	233,450
senior note, 5.75%, 6/11/18	Hungary	695,000	EUR	788,785
senior note, 6.25%, 1/29/20	Hungary	2,310,000		2,114,378
senior note, 3.875%, 2/24/20	Hungary	285,000	EUR	281,637
Government of Indonesia,				
FR19, 14.25%, 6/15/13	Indonesia	7,995,000,000	IDR	1,010,522
FR20, 14.275%, 12/15/13	Indonesia	21,789,000,000	IDR	2,855,584
[g]senior bond, Reg S, 7.75%, 1/17/38	Indonesia	1,590,000		2,172,791
[e]senior note, 144A, 11.625%, 3/04/19	Indonesia	1,540,000		2,295,832
Government of Ireland,				
4.00%, 1/15/14	Ireland	676,000	EUR	872,039
4.60%, 4/18/16	Ireland	10,484,000	EUR	13,120,071
5.90%, 10/18/19	Ireland	1,522,000	EUR	1,871,052
4.50%, 4/18/20	Ireland	866,000	EUR	969,596
5.00%, 10/18/20	Ireland	1,211,000	EUR	1,381,449
senior bond, 4.50%, 10/18/18	Ireland	269,000	EUR	311,524
senior bond, 4.40%, 6/18/19	Ireland	739,000	EUR	834,619
senior bond, 5.40%, 3/13/25	Ireland	1,976,000	EUR	2,237,064
Government of Israel,				
5.00%, 3/31/13	Israel	4,930,000	ILS	1,354,118
3.50%, 9/30/13	Israel	11,939,000	ILS	3,238,385
[e]Government of Lithuania, 144A,				
6.75%, 1/15/15	Lithuania	3,720,000		3,938,550
7.375%, 2/11/20	Lithuania	4,670,000		5,047,499
Government of Malaysia, senior bond,				
2.711%, 2/14/12	Malaysia	690,000	MYR	226,845
3.718%, 6/15/12	Malaysia	12,557,000	MYR	4,140,850
2.509%, 8/27/12	Malaysia	15,325,000	MYR	5,028,268
3.702%, 2/25/13	Malaysia	68,832,000	MYR	22,832,603
3.70%, 5/15/13	Malaysia	5,190,000	MYR	1,724,466
3.21%, 5/31/13	Malaysia	24,945,000	MYR	8,239,100
3.461%, 7/31/13	Malaysia	39,220,000	MYR	13,007,771
Government of Mexico,				
M, 9.00%, 6/20/13	Mexico	1,086,200[n]	MXN	8,814,560
M, 7.00%, 6/19/14	Mexico	924,000[n]	MXN	7,453,424
MI, 9.00%, 12/20/12	Mexico	231,000[n]	MXN	1,839,041
MI, 8.00%, 12/19/13	Mexico	1,011,900[n]	MXN	8,229,649
Government of Norway, 6.50%, 5/15/13	Norway	35,500,000	NOK	6,437,401
Government of Peru, 7.84%, 8/12/20	Peru	4,279,000	PEN	1,822,657
Government of Poland,				
4.75%, 4/25/12	Poland	37,230,000	PLN	11,548,520
5.00%, 10/24/13	Poland	20,915,000	PLN	6,517,026
5.75%, 4/25/14	Poland	83,575,000	PLN	26,424,163
senior note, 6.375%, 7/15/19	Poland	4,500,000		5,079,577
Strip, 7/25/13	Poland	79,520,000	PLN	23,078,266
Government of Russia,				
[e]144A, 7.50%, 3/31/30	Russia	4,715,245		5,594,874

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

[g]senior bond, Reg S, 7.50%, 3/31/30	Russia	7,782,200		9,233,969
Government of South Africa,				
6.875%, 5/27/19	South Africa	2,680,000		3,202,600
senior note, 5.875%, 5/30/22	South Africa	3,115,000		3,531,810
Government of Sri Lanka,				
A, 6.90%, 8/01/12	Sri Lanka	2,200,000	LKR	19,125
A, 8.50%, 1/15/13	Sri Lanka	61,500,000	LKR	537,361
A, 13.50%, 2/01/13	Sri Lanka	71,700,000	LKR	654,289
A, 7.00%, 3/01/14	Sri Lanka	8,480,000	LKR	70,749
A, 11.25%, 7/15/14	Sri Lanka	212,700,000	LKR	1,927,577
A, 11.75%, 3/15/15	Sri Lanka	1,400,000	LKR	12,897
A, 6.50%, 7/15/15	Sri Lanka	35,020,000	LKR	277,673
A, 11.00%, 8/01/15	Sri Lanka	241,800,000	LKR	2,193,120
A, 6.40%, 8/01/16	Sri Lanka	23,800,000	LKR	182,730
B, 6.60%, 6/01/14	Sri Lanka	8,600,000	LKR	70,683
B, 6.40%, 10/01/16	Sri Lanka	18,900,000	LKR	144,246
Government of Sweden,				
5.50%, 10/08/12	Sweden	292,210,000	SEK	44,227,127
1.50%, 8/30/13	Sweden	44,290,000	SEK	6,588,158
Government of the Philippines, senior bond,				
5.75%, 2/21/12	Philippines	26,900,000	PHP	628,184
5.25%, 1/07/13	Philippines	46,840,000	PHP	1,116,969
8.75%, 3/03/13	Philippines	85,200,000	PHP	2,097,388
R3-7, 5.25%, 9/24/12	Philippines	5,440,000	PHP	129,041
[e]Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	Ukraine	2,370,000		2,127,075
[o]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	Uruguay	159,100,000	UYU	8,254,930
Government of Venezuela, 10.75%, 9/19/13	Venezuela	715,000		736,450
[e]Government of Vietnam, 144A,				
6.875%, 1/15/16	Vietnam	150,000		158,119
6.75%, 1/29/20	Vietnam	5,120,000		5,232,000
Korea Treasury Bond,				
5.25%, 9/10/12	South Korea	1,800,000,000	KRW	1,616,037
5.25%, 3/10/13	South Korea	168,330,000	KRW	152,452
senior bond, 4.00%, 6/10/12	South Korea	66,020,010,000	KRW	58,727,889
senior bond, 4.25%, 12/10/12	South Korea	20,600,000,000	KRW	18,418,647
senior bond, 3.00%, 12/10/13	South Korea	22,871,000,000	KRW	20,176,586
New South Wales Treasury Corp.,				
6.00%, 5/01/12	Australia	27,370,000	AUD	29,186,668
5.50%, 8/01/13	Australia	2,830,000	AUD	3,074,208
Nota Do Tesouro Nacional,				
10.00%, 1/01/13	Brazil	23,250[p]	BRL	13,347,433
[o]Index Linked, 6.00%, 5/15/15	Brazil	840[p]	BRL	1,053,029
[o]Index Linked, 6.00%, 8/15/16	Brazil	5,235[p]	BRL	6,574,640
[o]Index Linked, 6.00%, 8/15/18	Brazil	4,955[p]	BRL	6,240,765
[e]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn., 5/31/18	Peru	944,056		790,354
Queensland Treasury Corp.,				
6.00%, 8/14/13	Australia	7,410,000	AUD	8,116,356
senior note, 6.00%, 8/21/13	Australia	1,680,000	AUD	1,830,063
United Kingdom Treasury Bond, 5.00%, 3/07/12	United Kingdom	15,781,000	GBP	24,978,256
Western Australia Treasury Corp.,				
5.50%, 7/17/12	Australia	3,150,000	AUD	3,365,610
8.00%, 6/15/13	Australia	1,970,000	AUD	2,203,571
Total Foreign Government and Agency Securities (Cost $508,411,746)				527,207,010
U.S. Government and Agency Securities 30.8%				
Morgan Stanley, senior note, FDIC Guaranteed, 1.95%, 6/20/12	United States	500,000		503,535
U.S. Treasury Bond,				
3.875%, 2/15/13	United States	30,000,000		31,160,160
4.50%, 5/15/17	United States	63,000,000		75,152,133
6.50%, 11/15/26	United States	5,000,000		7,599,220
6.375%, 8/15/27	United States	12,000,000		18,211,872
5.50%, 8/15/28	United States	20,000,000		28,250,000
5.25%, 11/15/28	United States	11,800,000		16,274,784
6.125%, 8/15/29	United States	5,000,000		7,575,000
5.375%, 2/15/31	United States	22,000,000		31,329,386

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

4.50%, 2/15/36	United States	5,500,000	7,169,767
4.75%, 2/15/37	United States	9,000,000	12,175,317
5.00%, 5/15/37	United States	10,000,000	14,004,690
4.50%, 5/15/38	United States	40,000,000	52,487,520
3.50%, 2/15/39	United States	33,500,000	37,467,673
4.25%, 5/15/39	United States	4,000,000	5,060,000
4.625%, 2/15/40	United States	58,300,000	78,158,437
4.375%, 5/15/40	United States	3,000,000	3,872,343
3.875%, 8/15/40	United States	7,000,000	8,333,283
4.75%, 2/15/41	United States	4,000,000	5,475,624
3.125%, 11/15/41	United States	14,700,000	15,244,356
U.S. Treasury Note,			
0.75%, 5/31/12	United States	40,000,000	40,093,760
1.50%, 7/15/12	United States	20,000,000	20,130,480
2.75%, 2/28/13	United States	35,000,000	35,980,280
3.375%, 7/31/13	United States	185,000	193,816
2.75%, 10/31/13	United States	69,800,000	72,889,208
4.25%, 11/15/13	United States	31,000,000	33,228,125
2.00%, 11/30/13	United States	56,500,000	58,342,861
4.00%, 2/15/14	United States	36,000,000	38,761,884
1.75%, 3/31/14	United States	67,000,000	69,208,923
1.875%, 4/30/14	United States	54,000,000	55,982,826
2.625%, 6/30/14	United States	3,680,000	3,891,026
2.25%, 1/31/15	United States	36,000,000	38,092,500
4.00%, 2/15/15	United States	6,900,000	7,667,087
4.125%, 5/15/15	United States	12,000,000	13,482,192
2.125%, 5/31/15	United States	28,000,000	29,655,948
1.75%, 7/31/15	United States	6,000,000	6,286,410
4.25%, 8/15/15	United States	26,500,000	30,098,197
4.875%, 8/15/16	United States	67,600,000	80,586,636
4.625%, 11/15/16	United States	21,700,000	25,765,365
4.625%, 2/15/17	United States	92,000,000	109,839,352
[g]Index Linked, 2.00%, 1/15/16	United States	7,922,016	8,992,724
[g]Index Linked, 0.125%, 4/15/16	United States	51,247,308	54,406,243
Total U.S. Government and Agency Securities (Cost $1,237,970,172)			1,289,080,943
Asset-Backed Securities and Commercial Mortgage-Backed Securities 9.3%			
Banks 5.6%			
Banc of America Commercial Mortgage Inc.,			
2006-1, AM, 5.421%, 9/10/45	United States	3,140,000	3,310,389
2006-4, AJ, 5.695%, 7/10/46	United States	11,105,000	9,051,080
2006-4, AM, 5.675%, 7/10/46	United States	7,350,000	7,777,046
[e,f]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.035%, 11/15/15	United States	9,711,668	9,029,637
Bear Stearns Commercial Mortgage Securities Inc.,			
2005-PWR8, AJ, 4.75%, 6/11/41	United States	2,000,000	1,936,428
[f]2006-PW11, AJ, FRN, 5.619%, 3/11/39	United States	11,200,000	10,309,258
2006-PW13, AJ, 5.611%, 9/11/41	United States	8,350,000	6,459,865
2006-T24, AM, 5.568%, 10/12/16	United States	9,800,000	10,466,586
[e,f]2006-T24, B, 144A, FRN, 5.657%, 10/12/41	United States	5,179,000	3,127,878
[f]2007-PW16, AM, FRN, 5.713%, 6/11/40	United States	6,400,000	6,330,672
[e,f]Citibank Omni Master Trust, 2009-A8, A8, 144A, FRN, 2.39%, 5/16/16	United States	15,000,000	15,080,310
Citigroup Commercial Mortgage Trust,			
2006-C5, A2, 5.378%, 10/15/49	United States	280,214	281,991
[f]2007-C6, AM, FRN, 5.885%, 6/10/17	United States	10,330,000	10,725,608
Citigroup/Deutsche Bank Commercial Mortgage Trust,			
5.222%, 7/15/44	United States	1,775,000	1,908,914
[f]2005-CD1, AJ, FRN, 5.399%, 7/15/44	United States	8,630,000	8,265,874
[f]2005-CD1, E, FRN, 5.222%, 7/15/44	United States	4,500,000	2,320,286
2006-CD3, A5, 5.617%, 10/15/48	United States	3,040,000	3,419,850
[f]2006-CD3, AJ, FRN, 5.688%, 10/15/48	United States	8,660,000	5,769,998
[e,f]Credit Suisse Mortgage Capital Certificates, 2006-TF2A, A2, 144A, FRN, 0.455%, 10/15/21	United States	1,782,367	1,661,923
FHLMC, 2643, OG, 5.00%, 7/15/32	United States	3,182,750	3,529,959

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

FNMA,			
[f]2005-122, FN, FRN, 0.626%, 1/25/36	United States	2,996,903	2,990,693
G93-33, K, 7.00%, 9/25/23	United States	640,328	721,788
Greenwich Capital Commercial Funding Corp., 2005-GG5, B, 5.358%, 4/10/37	United States	7,875,000	3,079,757
[f]GS Mortgage Securities Corp. II,			
1997-GL, X2, IO, FRN, 0.29%, 7/13/30	United States	32,526	191
2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	9,807,000	10,900,701
[f]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.546%, 10/25/35	United States	4,357,268	2,882,703
JPMorgan Chase Commercial Mortgage Securities Corp.,			
2005-LDP2, AJ, 4.842%, 7/15/42	United States	1,000,000	943,917
2005-LDP2, AM, 4.78%, 7/15/42	United States	2,470,000	2,603,744
[f]2006-CB14, AM, FRN, 5.446%, 12/12/44	United States	8,000,000	8,188,408
[f]2006-CB14, B, FRN, 5.536%, 12/12/44	United States	8,000,000	3,895,238
2006-CB17, AM, 5.464%, 12/12/43	United States	9,290,000	9,318,079
[e,f]2007-FL1A, A1, 144A, FRN, 0.66%, 7/15/19	United States	13,790,440	12,928,868
LB-UBS Commercial Mortgage Trust, 2006-C6, AJ, 5.452%, 9/15/39	United States	10,120,000	9,107,762
[f]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, FRN, 1.016%, 3/25/28	United States	4,202,400	3,694,066
[f]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.391%, 11/12/37	United States	8,000,000	7,745,064
[f]Morgan Stanley ABS Capital I Inc. Trust,			
2003-HE1, M1, FRN, 1.476%, 5/25/33	United States	6,358,177	4,822,328
2005-WMC, M2, FRN, 1.011%, 1/25/35	United States	5,400,000	4,345,450
Wachovia Bank Commercial Mortgage Trust,			
5.738%, 5/15/16	United States	6,683,000	4,698,570
[e,f]2007-WHL8, A1, 144A, FRN, 0.365%, 6/15/20	United States	13,729,076	12,458,306
Wells Fargo Mortgage Backed Securities Trust,			
[f]2004-W, A9, FRN, 2.762%, 11/25/34	United States	4,529,308	4,416,888
2007-3, 3A1, 5.50%, 4/25/37	United States	3,479,988	3,593,975
[b]Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	25,299	25,299
			234,125,347
Diversified Financials 3.7%			
[f]AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 0.916%, 12/22/27	United States	123,574	100,948
[f]American Express Credit Account Master Trust, 2009-1, A, FRN, 1.635%, 12/15/14	United States	11,200,000	11,244,257
[f]Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN, 1.551%, 1/25/32	United States	192,146	81,814
[e,f]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.506%, 11/25/20	Cayman Islands	1,090,000	941,335
[e,f]Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.429%, 8/01/16	Cayman Islands	3,554,156	3,456,079
[f]Bank of America Credit Card Trust, 2008-A7, A7, FRN, 0.99%, 12/15/14	United States	7,000,000	7,021,360
[f]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.156%, 11/25/34	United States	2,707,807	1,964,162
[e,f]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.88%, 3/11/21	Cayman Islands	1,006,000	817,581
[f]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.776%, 2/25/35	United States	1,351,769	1,186,765
[f]Chase Issuance Trust,			
2007-A9, A9, FRN, 0.315%, 6/16/14	United States	16,450,000	16,448,006
2009-A2, A2, FRN, 1.84%, 4/15/14	United States	30,000,000	30,095,994
[e,f]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.567%, 10/15/21	Cayman Islands	690,000	590,436
[e,f]Commercial Industrial Finance Corp., 2007-3A, A1J, 144A, FRN, 0.959%, 7/26/21	Cayman Islands	1,420,000	1,165,422
Countrywide Home Loans, 2004-J8, 3A3, 5.50%, 12/25/34	United States	1,209,250	1,222,675
[f]Discover Card Master Trust,			
2009-A1, A1, FRN, 1.59%, 12/15/14	United States	16,330,000	16,409,215
2009-A2, A, FRN, 1.59%, 2/17/15	United States	9,790,000	9,857,545
[e,f]DLJ Mortgage Acceptance Corp., 1997-CF1, S, 144A, IO, FRN, 0.803%, 5/15/30	United States	4,771	—
[f]First Franklin Mortgage Loan Asset-Backed Certificates, 2004-FF11, 1A2, FRN, 0.976%, 1/25/35	United States	760,091	711,743
[e]Gale Force CLO Ltd., 2005-1A, B1, 144A, 0.957%, 11/15/17	Cayman Islands	7,000,000	6,011,390
[f]GE Capital Credit Card Master Note Trust, 2007-4, A, FRN, 0.335%, 6/15/15	United States	14,500,000	14,493,153
[e,f]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.829%, 11/01/17	Cayman Islands	4,000,000	3,315,360
GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	10,285,000	7,843,322
[f]Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.251%, 12/25/34	United States	3,775,334	2,753,323
[e,f]Katonah Ltd., 2007-IA, A2L, 144A, FRN, 2.061%, 4/23/22	Cayman Islands	5,416,684	4,592,590
[e]Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A, 5.35%, 2/10/39	United States	1,958,481	1,860,557
[e,f]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 1.067%, 12/21/17	United States	1,200,000	1,117,794
[f,g]Pacifica CDO Ltd., 2005-5X, A2, FRN, Reg S, 1.009%, 1/26/20	Cayman Islands	5,000,000	4,177,000
Residential Asset Securities Corp.,			
2001-KS2, AI5, 7.514%, 6/25/31	United States	8,866	7,452
2004-KS1, AI4, 4.213%, 4/25/32	United States	284,821	278,720
[f]2005-AHL2, A2, FRN, 0.536%, 10/25/35	United States	605,851	569,399

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

[f]SLM Student Loan Trust,			
2005-4, A2, FRN, 0.64%, 4/26/21	United States	339,443	336,159
2005-9, A4, FRN, 0.66%, 1/25/23	United States	873,533	866,310
[f]Structured Asset Securities Corp., 2002-1A, 2A1, FRN, 1.899%, 2/25/32	United States	36,166	32,087
[e,f]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.911%, 7/11/21	Cayman Islands	1,300,000	1,157,279
[e,f]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.654%, 8/01/22	Cayman Islands	3,665,217	3,266,551
			155,993,783
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $385,467,975)			390,119,130
Mortgage-Backed Securities 20.1%			
[f]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%**			
FHLMC, 2.283%, 6/01/36	United States	309,719	327,608
FHLMC, 2.382%, 7/01/34	United States	410,043	431,853
FHLMC, 2.468%, 11/01/27	United States	3,695,069	3,823,994
FHLMC, 2.537%, 9/01/32	United States	190,197	201,404
FHLMC, 2.586%, 4/01/32	United States	666,169	698,566
FHLMC, 2.587%, 10/01/36	United States	42,971	45,804
FHLMC, 2.603%, 12/01/34	United States	237,710	252,341
FHLMC, 2.613%, 4/01/30	United States	398,180	423,403
FHLMC, 5.275%, 3/01/25	United States	120,100	127,965
			6,332,938
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.6%			
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	249,777	269,319
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	865,525	939,848
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	2,204,365	2,371,340
[k]FHLMC Gold 30 Year, 4.00%, 2/01/39	United States	77,000,000	81,210,937
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	10,070,049	10,725,684
[k]FHLMC Gold 30 Year, 4.50%, 2/01/40	United States	84,000,000	89,381,250
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 1/01/38	United States	26,626,831	28,699,767
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	13,448,649	14,606,520
[k]FHLMC Gold 30 Year, 6.00%, 2/15/33 - 4/01/38	United States	34,638,602	38,045,599
FHLMC Gold 30 Year, 6.50%, 8/01/25 - 3/01/39	United States	7,480,363	8,402,182
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	329,078	382,588
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	54,114	65,170
FHLMC Gold 30 Year, 8.00%, 2/01/30	United States	88,685	107,897
FHLMC Gold 30 Year, 8.50%, 10/01/24 - 8/01/30	United States	22,221	27,005
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	42,389	48,079
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	55,868	63,229
			275,346,414
[f]**Federal National Mortgage Association (FNMA) Adjustable Rate 0.4%**			
FNMA, 1.881%, 10/01/32	United States	740,689	767,870
FNMA, 2.00%, 6/01/15	United States	51,715	52,126
FNMA, 2.206%, 4/01/35	United States	1,841,775	1,915,436
FNMA, 2.30%, 12/01/34	United States	300,752	314,255
FNMA, 2.31%, 12/01/34	United States	399,838	419,723
FNMA, 2.324%, 10/01/36	United States	116,769	123,110
FNMA, 2.329%, 11/01/31	United States	261,565	276,344
FNMA, 2.339%, 12/01/22	United States	62,268	65,791
FNMA, 2.468%, 9/01/34	United States	4,372,130	4,525,422
FNMA, 2.483%, 5/01/25	United States	96,962	103,229
FNMA, 2.625%, 2/01/34	United States	1,201,432	1,268,134
FNMA, 2.725%, 6/01/32	United States	47,614	47,706
FNMA, 2.847%, 12/01/27	United States	302,484	315,871
FNMA, 2.88%, 6/01/33	United States	298,580	311,528
FNMA, 2.887%, 3/01/33	United States	316,065	330,149
FNMA, 3.183%, 1/01/17	United States	271,820	282,956
FNMA, 3.49%, 12/01/24	United States	25,044	25,956
FNMA, 4.104%, 8/01/33	United States	4,298,580	4,585,200
FNMA, 4.919%, 6/01/17	United States	51,614	51,707
FNMA, 5.641%, 3/01/37	United States	546,038	587,622
			16,370,135
Federal National Mortgage Association (FNMA) Fixed Rate 12.9%			
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	578,787	621,511
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	577,287	624,618

Franklin Investors Securities Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

FNMA 15 Year, 5.50%, 1/01/14 - 12/01/23	United States	1,489,012		1,619,873
FNMA 15 Year, 6.00%, 8/01/16 - 9/01/22	United States	784,864		846,810
FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16	United States	12,595		13,801
[k]FNMA 30 Year, 4.00%, 1/01/41	United States	117,000,000		123,709,213
[k]FNMA 30 Year, 4.50%, 2/01/39	United States	183,985,000		196,662,726
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	18,145,013		19,611,986
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	33,225,298		36,580,092
[k]FNMA 30 Year, 6.00%, 2/15/35	United States	124,000,000		136,308,004
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	18,359,439		20,230,615
FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37	United States	1,340,317		1,526,857
FNMA 30 Year, 7.00%, 11/01/25 - 1/01/31	United States	44,270		51,225
FNMA 30 Year, 7.50%, 1/01/30	United States	35,750		42,838
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	215,032		264,539
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	385,638		469,492
				539,184,200
[f]Government National Mortgage Association (GNMA) Adjustable Rate 0.0%†				
GNMA, 1.625%, 10/20/26	United States	68,136		70,255
GNMA, 2.375%, 1/20/23	United States	30,079		31,105
				101,360
Government National Mortgage Association (GNMA) Fixed Rate 0.1%				
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	1,258,309		1,421,218
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	196,039		226,529
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	95,842		113,441
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26	United States	272,143		295,354
GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17	United States	88,512		91,392
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	2,695		2,909
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	18,910		21,386
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	2,305,203		2,646,253
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	118,139		142,206
GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27	United States	182,798		189,878
				5,150,566
Total Mortgage-Backed Securities (Cost $823,947,346)				842,485,613
Municipal Bonds 1.4%				
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000		2,811,056
California State Judgment Trust COP, 1.725%, 6/01/15	United States	4,510,000		4,241,339
California State Public Works Board Lease Revenue, Various Capital Projects, Series E, 4.029%, 12/01/16	United States	8,850,000		8,969,475
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue, Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000		986,656
Chicago Waterworks Revenue, second lien, Refunding, 5.25%, 11/01/38	United States	5,000,000		5,353,750
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1, Assured Guaranty, 4.50%, 6/01/14	United States	11,300,000		12,131,680
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000		799,767
Illinois State GO, 5.877%, 3/01/19	United States	9,200,000		10,124,048
[e]New York City IDA, 144A, 11.00%, 3/01/29	United States	700,000		889,077
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,				
8/01/27	United States	1,150,000		571,861
8/01/30	United States	1,150,000		473,156
8/01/32	United States	1,440,000		518,155
8/01/33	United States	760,000		254,775
San Francisco City and County GO, Build America Bonds, 5.93%, 6/15/28	United States	4,600,000		5,326,754
Tulare Sewer Revenue, Build America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	United States	2,895,000		3,251,780
Total Municipal Bonds (Cost $51,868,413)				56,703,329
Total Investments before Short Term Investments (Cost $4,411,645,822)				4,582,830,522
Short Term Investments 4.8%				
Foreign Government and Agency Securities 2.2%				
[k,r]Bank of Negara Monetary Note, 2/09/12 - 1/17/13	Malaysia	34,206,000	MYR	11,160,429
Government of Israel, 4.00%, 3/30/12	Israel	3,145,000	ILS	842,113
Government of Singapore, senior bond, 2.50%, 10/01/12	Singapore	10,200,000	SGD	8,224,993
[r]Israel Treasury Bills, 2/01/12 - 5/02/12	Israel	61,665,000	ILS	16,422,918

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
'Non-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At January 31,2012, the aggregate value of these securities was $135,712, representing less than 0.01% of net assets.
C At January 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d See Note 7 regarding investment in FT Holdings Corporation I.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2012, the aggregate value of these securities was $360,150,513, representing 8.59% of net assets.
fThe coupon rate shown represents the rate at period end.
9 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2012, the aggregate value of these securities was $19,675,072, representing 0.47% of net assets.
h Perpetual security with no stated maturity date.
i Defaulted security or security for which income has been deemed uncollectible.
j Income may be received in additional securities and/or cash.
k A portion or all of the security purchased on a delayed delivery, or to-be-announced (TBA) basis.
I A supranational organization is an entity formed by two or more central governments through international treaties.
mThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
n Principal amount is stated in 100 Mexican Peso Units.
o Redemption price at maturity is adjusted for inflation.
P Principal amount is stated in 1,000 Brazilian Real Units.
q Principal amount of security is adjusted for inflation.
'The security is traded on a discount basis with no stated coupon rate.
'The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At January 31 , 2012, the Fund had the following financial futures contracts outstanding. See Note 3.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Chilean Peso	MSCO	Sell	6,402,537,600	13,125,217	2/02/12	104,307	-
Japanese Yen	DBAB	Sell	1,337,253,120	16,387,906	2/02/12	-	(1,155,953)
Indonesian Rupiah	JPHQ	Buy	380,400,000,000	39,596,128	2/06/12	2,694,033	-
Indonesian Rupiah	JPHQ	Sell	165,697,000,000	18,555,095	2/06/12	134,084	-
Chilean Peso	BZWS	Buy	1,862,800,000	3,780,032	2/13/12	3,624	-
Euro	DBAB	Sell	961,785	1,300,285	2/14/12	42,190	-
Malaysian Ringgit	DBAB	Buy	21,721,000	7,029,450	2/17/12	103,321	-
Euro	DBAB	Buy	7,656,845	10,778,541	3/12/12	-	(762,055)
Euro	DBAB	Sell	13,817,979	19,028,739	3/12/12	952,417	-
Euro	DBAB	Sell	1,976,070	2,740,612	3/16/12	155,530	-
Singapore Dollar	DBAB	Buy	2,965,200	2,324,426	3/19/12	32,014	-
Singapore Dollar	HSBC	Buy	3,390,000	2,656,823	3/19/12	37,205	-
Singapore Dollar	JPHQ	Buy	4,247,000	3,320,823	3/19/12	54,262	-
Chilean Peso	JPHQ	Buy	824,603,750	1,655,000	3/21/12	12,967	-
Singapore Dollar	HSBC	Buy	2,551,000	1,992,268	3/21/12	35,014	-
Singapore Dollar	DBAB	Buy	3,192,500	2,490,444	3/21/12	46,639	-
Euro	DBAB	Sell	10,098,018	14,073,607	3/29/12	862,822	-
Euro	DBAB	Sell	9,294,596	12,975,070	3/30/12	815,321	-
Indian Rupee	DBAB	Buy	16,152,000	344,760	4/11/12	-	(24,014)
Indian Rupee	DBAB	Buy	34,636,000	741,988	4/13/12	-	(54,485)
Chilean Peso	MSCO	Buy	630,480,000	1,280,813	4/16/12	-	(8,670)
Indian Rupee	JPHQ	Buy	23,264,000	497,094	4/16/12	-	(35,618)
Indian Rupee	JPHQ	Buy	22,836,000	485,047	4/18/12	-	(32,257)
Australian Dollar	MSCO	Buy	4,821,540	4,855,484	4/19/12	218,772	-
Indian Rupee	JPHQ	Buy	11,408,000	242,105	4/19/12	-	(15,958)
Indian Rupee	DBAB	Buy	8,029,000	169,998	4/19/12	-	(10,834)
Norwegian Krone	MSCO	Buy	111,314,858	20,174,141	4/19/12	-	(1,265,431)
Chilean Peso	MSCO	Buy	564,920,000	1,141,253	4/20/12	-	(1,784)
Indian Rupee	DBAB	Buy	16,221,000	344,468	4/26/12	-	(23,396)
Chilean Peso	JPHQ	Buy	562,321,000	1,140,379	4/27/12	-	(6,833)
Euro	UBSW	Sell	11,680,000	16,817,682	4/27/12	1,534,855	-
Indian Rupee	JPHQ	Buy	13,795,000	292,577	4/27/12	-	(19,583)
Chilean Peso	CITI	Buy	906,403,000	1,863,110	4/30/12	-	(36,421)
Indian Rupee	JPHQ	Buy	11,492,000	243,992	4/30/12	-	(16,720)
Indian Rupee	JPHQ	Buy	366,363,000	7,794,957	5/04/12	-	(554,343)
Singapore Dollar	MSCO	Buy	14,102,839	11,375,000	5/18/12	-	(160,929)
Euro	DBAB	Sell	585,912	818,109	5/21/12	51,353	-
Euro	DBAB	Sell	6,255,997	8,611,216	5/25/12	424,080	-
Indian Rupee	DBAB	Buy	21,978,000	460,562	6/01/12	-	(28,193)
Indian Rupee	HSBC	Buy	25,398,000	537,979	6/04/12	-	(38,576)
Euro	DBAB	Sell	4,231,115	6,043,894	6/06/12	506,279	-
Indian Rupee	DBAB	Buy	16,189,000	341,396	6/07/12	-	(23,226)
Euro	DBAB	Sell	10,340,000	14,922,171	6/08/12	1,389,178	-
Indian Rupee	HSBC	Buy	4,321,000	91,760	6/08/12	-	(6,852)
Indian Rupee	DBAB	Buy	4,383,000	93,038	6/11/12	-	(6,953)
Indian Rupee	HSBC	Buy	10,910,000	231,635	6/13/12	-	(17,426)
Indian Rupee	DBAB	Buy	10,971,000	232,387	6/18/12	-	(17,157)
Indian Rupee	DBAB	Buy	9,993,000	210,867	6/20/12	-	(14,888)
Euro	DBAB	Sell	3,758,000	4,909,113	6/27/12	-	(9,938)
Euro	DBAB	Sell	2,078,700	2,971,710	7/05/12	250,650	-

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Euro	BZWS	Sell	8,373,330	11,866,683	8/01/12	903,917	-
Euro	DBAB	Sell	633,667	900,725	8/06/12	71,064	-
Euro	CITI	Sell	477,390	670,232	8/08/12	45,173	-
Euro	CITI	Sell	138,480	194,848	8/09/12	13,531	-
Euro	DBAB	Sell	14,200,000	20,169,538	8/13/12	1,576,335	-
Euro	MSCO	Sell	1,411,000	1,997,983	8/15/12	150,416	-
Euro	DBAB	Sell	1,624,000	2,310,611	8/16/12	184,123	-
Euro	DBAB	Sell	471,200	674,999	8/20/12	57,982	-
Euro	DBAB	Sell	2,355,122	3,372,182	8/23/12	288,171	-
Euro	BZWS	Sell	394,738	567,633	8/23/12	50,727	-
Euro	BZWS	Sell	661,454	948,922	8/24/12	82,747	-
Euro	BZWS	Sell	527,053	759,402	8/27/12	69,208	-
Euro	DBAB	Sell	1,291,295	1,860,950	8/27/12	169,954	-
Euro	MSCO	Sell	955,724	1,377,332	8/27/12	125,778	-
Malaysian Ringgit	JPHQ	Buy	12,560,000	4,199,686	8/27/12	-	(113,637)
Euro	DBAB	Sell	399,359	571,722	8/29/12	48,739	-
Euro	JPHQ	Sell	3,445,999	4,954,795	8/29/12	442,063	-
Euro	DBAB	Sell	18,480,000	26,555,760	8/30/12	2,354,942	-
Euro	DBAB	Sell	18,704	27,052	8/31/12	2,557	-
Philippine Peso	JPHQ	Buy	566,370,000	13,396,329	9/04/12	-	(376,462)
Euro	BZWS	Sell	406,980	571,441	9/10/12	38,423	-
Euro	BZWS	Sell	399,424	558,395	9/12/12	35,265	-
Euro	BZWS	Sell	1,139,504	1,558,642	9/14/12	66,195	-
Euro	UBSW	Sell	1,062,724	1,456,676	9/17/12	64,755	-
Euro	BZWS	Sell	267,947	371,428	9/19/12	20,474	-
Euro	BZWS	Sell	649,831	884,108	9/24/12	32,931	-
British Pound	DBAB	Sell	236,500	372,724	10/01/12	884	-
Philippine Peso	DBAB	Buy	44,751,000	1,027,578	10/04/12	-	(561)
Philippine Peso	HSBC	Buy	35,897,000	814,342	10/04/12	9,479	-
Euro	DBAB	Sell	10,525,238	13,977,516	10/05/12	189,817	-
Philippine Peso	DBAB	Buy	53,504,000	1,228,565	10/05/12	-	(739)
Philippine Peso	HSBC	Buy	53,517,000	1,206,398	10/05/12	21,726	-
Indian Rupee	DBAB	Buy	622,168,250	12,234,161	10/09/12	-	(221,567)
Philippine Peso	DBAB	Buy	43,922,000	1,009,121	10/09/12	-	(1,412)
Philippine Peso	JPHQ	Buy	14,135,000	324,049	10/09/12	253	-
Philippine Peso	HSBC	Buy	52,793,000	1,213,883	10/11/12	-	(2,782)
Philippine Peso	DBAB	Buy	35,146,000	807,397	10/11/12	-	(1,128)
Philippine Peso	JPHQ	Buy	17,535,000	401,995	10/11/12	268	-
Philippine Peso	DBAB	Buy	10,465,000	239,748	10/12/12	312	-
Euro	DBAB	Sell	496,119	683,850	10/15/12	33,897	-
Philippine Peso	JPHQ	Buy	13,071,000	301,106	10/15/12	-	(1,317)
Philippine Peso	JPHQ	Buy	25,934,000	593,591	10/15/12	1,216	-
Philippine Peso	HSBC	Buy	17,449,000	399,885	10/15/12	315	-
Euro	HSBC	Sell	267,000	366,663	10/17/12	16,867	-
Euro	DBAB	Sell	6,799,883	9,359,359	10/22/12	450,470	-
Japanese Yen	DBAB	Sell	879,763,200	11,657,125	10/29/12	65,891	-
Euro	DBAB	Sell	1,550,791	2,186,321	10/31/12	154,384	-
Euro	DBAB	Sell	168,369	234,191	11/02/12	13,580	-
Euro	DBAB	Sell	961,000	1,324,066	11/07/12	64,824	-
Euro	BZWS	Sell	78,316	107,696	11/08/12	5,074	-

Franklin Investors Securities Trust
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Japanese Yen	BZWS	Sell	857,065,000	11,110,513	11/13/12	-	(185,557)
Euro	UBSW	Sell	888,264	1,207,062	11/19/12	42,994	-
Japanese Yen	UBSW	Sell	2,236,935,360	29,336,857	11/19/12	-	(149,898)
Euro	MSCO	Sell	4,438,000	5,948,251	12/03/12	131,477	-
Euro	DBAB	Sell	1,460,625	1,919,115	12/17/12	4,454	-
Euro	DBAB	Sell	159,550	203,825	1/03/13	-	(5,355)
Euro	BZWS	Sell	6,429,000	8,199,225	1/14/13	-	(230,507)
Euro	DBAB	Sell	168,500	220,162	1/17/13	-	(782)
Euro	CITI	Sell	2,584,200	3,358,504	1/28/13	-	(30,367)
Euro	DBAB	Sell	2,367,500	3,075,856	1/28/13	-	(28,838)
Euro	DBAB	Sell	6,077,815	8,005,698	1/30/13	35,214	-
Chilean Peso	MSCO	Buy	3,670,729,000	7,326,804	1/31/13	-	(95,100)
Chilean Peso	MSCO	Buy	2,731,808,600	5,406,845	2/01/13	-	(25,329)
British Pound	DBAB	Sell	236,500	370,596	10/01/13	204	-
British Pound	DBAB	Sell	4,636,500	7,228,304	10/01/14	-	(4,815)
Unrealized appreciation (depreciation)						18,780,897	(5,824,646)
Net unrealized appreciation (depreciation)						$ 12,956,251	

At January 31, 2012, the Fund had the following credit default swap contracts outstanding. See Note 3.

Description	Counter-party[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Buy Protection									
Single Name									
Bank of America Corp.	DBAB	8,000,000	1.00%	9/20/16	$ 867,149	$ -	$ (275,665)	$ 591,484	
Bank of America Corp.	GSCO	5,000,000	1.00%	9/20/16	559,056	-	(189,379)	369,677	
Caesars Entertainment Operating Co. Inc.	CITI	2,000,000	5.00%	6/20/12	-	23,498	-	23,498	
Caesars Entertainment Operating Co. Inc.	FBCO	2,000,000	5.00%	6/20/15	743,981	-	(131,888)	612,093	
Caesars Entertainment Operating Co. Inc.	JPHQ	7,000,000	5.00%	6/20/15	2,549,374	-	(407,050)	2,142,324	
Caesars Entertainment Operating Co. Inc.	JPHQ	7,000,000	5.00%	6/20/16	1,949,399	593,002	-	2,542,401	
Caesars Entertainment Operating Co. Inc.	MSCO	2,000,000	5.00%	6/20/15	743,981	-	(131,888)	612,093	
Centex Corp.	FBCO	1,500,000	5.00%	9/20/12	(32,871)	-	(2,062)	(34,933)	
Centex Corp.	FBCO	7,795,000	5.00%	6/20/16	(856,122)	89,140	-	(766,982)	
Centex Corp.	GSCO	5,000,000	4.70%	9/20/12	-	-	(105,884)	(105,884)	
CNA Financial Corp.	GSCO	10,000,000	5.00%	12/20/14	(944,216)	-	(75,819)	(1,020,035)	
D.R. Horton Inc.	JPHQ	3,000,000	1.00%	6/20/16	163,104	-	(73,459)	89,645	
D.R. Horton Inc.	MSCO	5,000,000	1.00%	6/20/16	239,851	-	(90,443)	149,408	
Eastman Kodak Co.	CITI	1,000,000	5.00%	6/20/12	32,158	682,701	-	714,859	
Eastman Kodak Co.	GSCO	2,000,000	5.00%	6/20/12	27,009	1,402,709	-	1,429,718	
Embarq Corp.	BZWS	8,500,000	5.00%	6/20/16	(963,342)	-	(116,257)	(1,079,599)

Franklin Investors Securities Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Merrill Lynch & Co. Inc.	DBAB	8,000,000	1.00%	9/20/16	(991,041)	311,393	-	(679,648)	A-
Merrill Lynch & Co. Inc.	GSCO	5,000,000	1.00%	9/20/16	(644,157)	219,377	-	(424,780)	A-
Traded Index									
CDX.NA.HY.17	BZWS	38,612,000	5.00%	12/20/16	(2,785,927)	1,762,709	-	(1,023,218)	Non Investment Grade
CDX.NA.HY.17	FBCO	39,200,000	5.00%	12/20/16	(2,828,352)	1,789,552	-	(1,038,800)	Non Investment Grade
CDX.NA.HY.17	GSCO	21,560,000	5.00%	12/20/16	(1,926,749)	1,355,409	-	(571,340)	Non Investment Grade
CDX.NA.HY.8 Tranch USD.Sen.NR.	CITI	10,069,500	0.00%	6/20/12	(1,091,308)	-	(1,865,022)	(2,956,330)	Non Investment Grade
Unrealized appreciation (depreciation)						8,475,332	(6,419,015)		
Net unrealized appreciation (depreciation)						$ 2,056,317			

Counterparty	Collateral Posted (Received)
BZWS	$ 1,750,000
CITI	3,710,000
DBAB	(8,032,000)
FBCO	1,100,000
GSCO	5,540,000
JPHQ	(7,305,989)
MSCO	310,000
UBSW	340,000
Total collateral	$ (2,587,989)

Abbreviations

Counterparty

BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSCO - The Goldman Sachs Group, Inc.
HSBC - HSBC Bank USA, N.A.
JPHQ - JP Morgan Chase & Co.
MSCO - Barclays Bank PLC

Franklin Investors Securities Trust
Statement of Investments, January 31,2012 (unaudited) (continued)
UBSW- UBSAG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
UYU - Uraguayan Peso

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
COP - Certificate of Participation
DIP - Debtor-In-Possession
FDIC - Federal Deposit Insurance Corp.
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
ID - Improvement District
IDA - Industrial Development Authority/Agency
10 - Interest Only
LlC - Letter of Credit
PIK - Payment-In-Kind
SF - Single Family
USD - Unified/Union School District

Franklin Investors Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivatives listed on an exchange are valued at the official closing price of the day. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain funds entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Umestricted cash may be invested according to the funds' investment objectives.

Certain funds purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The following funds have invested in derivatives during the period.

Franklin Balanced Fund - Options Franklin Equity Income Fund - Options

Franklin Floating Rate Daily Access Fund - Swaps

Franklin Low Duration Total Return Fund - Currency forwards, futures and swaps Franklin Real Return Fund - Currency forwards Franklin Total Return Fund - Currency forwards, futures and swaps

4. MORTGAGE DOLLAR ROLLS

The Franklin Total Return Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an umealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At January 31, 2012, the cost of investments and net umealized appreciation (depreciation) for income tax purposes were as follows:

7. FT HOLDINGS CORPORATION I

The Franklin Total Return Fund invests in certain securities through its investment in FT Holdings
Corporation I, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the fund. The
Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At
January 31, 2012, all Subsidiary investments are reflected in the fund's Statement ofInvestments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:
• Level 1 - quoted prices in active markets for identical securities

9. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
(ASU) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for
Repurchase Agreements with the main objective to improve the accounting for repurchase agreements and other similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result, certain agreements may now be accounted for as secured borrowings. The ASU is effective for transactions occurring in interim and annual periods beginning after December 15, 2011. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on the financial statements.

In May 2011, FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to
Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The
amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting
Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/ Laura F. Fergerson___
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date March 28, 2012

FIST N-Q PE 1/31/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson___
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date March 28, 2012

By /s/ Gaston Gardey_______
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date March 28, 2012

FIST N-Q PE 1/31/12